UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court Suite 700 Dallas, Texas 75201
(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P. 200 Crescent Court Suite 700 Dallas, Texas 75201
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1:  Reports to Stockholders.

A copy of the Report to Shareholders transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Highland Opportunistic Credit Fund

Semi-Annual Report

December 31, 2014

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Highland Opportunistic Credit Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Long/Short Equity Fund

Objective

Highland Long/Short Equity Fund seeks consistent, above average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of December 31, 2014

$918.0 million

Portfolio Data as of December 31, 2014

The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/2014 (%)(1)(2)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	14.9	(5.4)	9.5
Consumer Staples	3.8	(0.4)	3.4
Energy	2.9	—	2.9
Financial	25.3	(6.8)	18.5
Healthcare	10.6	(0.8)	9.8
Industrials	7.6	(6.0)	1.6
Information Technology	20.7	(7.1)	13.6
Telecommunication Services	1.0	—	1.0

Top 5 Holdings as of 12/31/2014 (%)(1)(2) Long Securities		Short Securities
McKesson Corp.	4.1	SanDisk Corp.	(1.2)
FNF Group	4.0	Norfolk Southern Corp.	(1.1)
Rackspace Hosting, Inc.	3.9	QUALCOMM, Inc.	(1.1)
Royal Caribbean Cruises, Ltd.	3.9	BorgWarner, Inc.	(1.1)
Southwest Airlines Co.	3.8	Market Vectors Semiconductor, ETF	(1.0)

The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involve unlimited loss potential. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sectors and securities are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Long/Short Healthcare Fund

Objective

Highland Long/Short Healthcare Fund seeks long-term capital appreciation.

Net Assets as of December 31, 2014

$384.1 million

Portfolio Data as of December 31, 2014

The information below provides a snapshot of Highland Long/Short Healthcare Fund at the end of the reporting period. Highland Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/2014 (%)(1)(2)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	2.1	—	2.1
Financial	0.9	—	0.9
Healthcare: Biotechnology	9.6	(13.4)	(3.8)
Healthcare Distributors	1.6	—	1.6
Healthcare Equipment	14.4	(7.3)	7.1
Healthcare Facilities	12.0	—	12.0
Healthcare Services	11.3	(0.9)	10.4
Healthcare Supplies	2.4	—	2.4
Healthcare Technology	0.8	(2.6)	(1.8)
Life Sciences Tools & Services	5.5	—	5.5
Managed Healthcare	4.9	(0.5)	4.4
Pharmaceuticals	10.1	(7.2)	2.9
Industrials	1.1	(1.4)	(0.3)

Top 5 Holdings as of 12/31/2014 (%)(1)(2) Long Securities		Short Securities
NuVasive, Inc.	3.1	ResMed, Inc.	(3.4)
Humana, Inc.	2.8	Varian Medical Systems, Inc.	(3.2)
Medtronic, Inc.	2.8	Johnson & Johnson	(3.1)
VCA, Inc.	2.7	Alnylam Pharmaceuticals, Inc.	(2.3)
Laboratory Corp. of America Holdings	2.7	Gilead Sciences, Inc.	(1.9)

The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involve unlimited loss potential. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sectors and securities are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Floating Rate Opportunities Fund

Objective

Highland Floating Rate Opportunities Fund seeks to provide a high level of current income, consistent with preservation of capital.

Net Assets as of December 31, 2014

$881.3 million

Portfolio Data as of December 31, 2014

The information below provides a snapshot of Highland Floating Rate Opportunities Fund at the end of the reporting period. Highland Floating Rate Opportunities Fund is actively managed and the composition of its portfolio will change over time.

Floating rate loan investments present special financial risks. Defaults on the loans, nonpayment and prepayment of principal could affect the valuation of the portfolio’s holdings.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund’s ability to invest in high-yield debt securities (or junk securities) generally subjects the Fund to greater risk. The use of leverage involves certain risks, such as greater volatility of the NAV of the Fund’s shares and the nonpayment of dividends.

Quality Breakdown as of 12/31/2014 (%)(1)(2)
BBB	2.3
BB	22.3
B	43.6
CCC	7.7
C	0.1
D	0.4
Not Rated	23.6

Top 5 Sectors as of 12/31/2014 (%)(1)(2)
Media & Telecommunications	20.5
Service	19.9
Financial	16.0	(3)
Utility	9.6
Information Technology	9.5

Top 10 Holdings as of 12/31/2014 (%)(1)(2)
Media General, Inc. (Common Stocks & Exchange-Traded Funds)	5.3
Metro-Goldwyn-Mayer, Inc., Class A (Common Stocks & Exchange-Traded Funds)	5.1
Texas Competitive Electric Holdings Co. LLC 4.65%, 10/10/17(U.S. Senior Loans)	3.4
Weight Watchers International, Inc. 4.00%, 04/02/20(U.S. Senior Loans)	2.9
CCS Medical, Inc. —, 03/31/15(U.S. Senior Loans)	2.6
Avaya, Inc. 6.50%, 03/30/18(U.S. Senior Loans)	2.4
Dell International LLC 4.50%, 04/29/20(U.S. Senior Loans)	2.0
Ocwen Loan Servicing 5.00%, 02/15/18(U.S. Senior Loans)	1.8
SUPERVALU, Inc. 4.50%, 03/21/19(U.S. Senior Loans)	1.8
Azure Midstream Energy LLC 6.50%, 11/15/2018(U.S. Senior Loans)	1.8

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)

Quality is calculated as a percentage of total senior loans, collateralized loan obligations and corporate notes and bonds. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality ratings reflect the credit quality of the underlying loans and bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

(3)	Includes Collateralized Loan Obligations

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Opportunistic Credit Fund

Objective

Highland Opportunistic Credit Fund (the “Fund”) seeks to achieve high total returns while minimizing losses.

Net Assets as of December 31, 2014

$30.4 million

Portfolio Data as of December 31, 2014

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 12/31/2014 (%)(1)
B	14.3
CCC	26.9
D	31.4
Not Rated	27.4

Top 5 Sectors as of 12/31/2014 (%)(1)(2)
Utility	49.6
Sovereign Bonds	21.1
Service	8.5
Telecommunication Services	8.2
Healthcare	7.2

Top 10 Holdings as of 12/31/2014 (%)(1)(2)
Texas Competitive Electric Holdings Co. LLC 4.65%, 10/10/17 (U.S. Senior Loans)	28.2
Ocean Rig UDW, Inc. 7.25%, 04/01/19(Corporate Bonds & Notes)	11.7
Argentine Republic Government International Bond 8.28%, 12/31/33 (Sovereign Bonds)	8.3
Argentine Republic Government International Bond 8.28%, 12/31/33 (Sovereign Bonds)	8.1
Surgery Center Holdings, Inc. 8.50%, 11/03/21 (U.S. Senior Loans)	7.1
Travelport Finance S.a.r.l. 6.00%, 09/02/21 (U.S. Senior Loans)	6.0
iHeartCommunications, Inc. PIK 14.00%, 02/01/21 (Corporate Bonds & Notes)	5.4
Euramax International, Inc. (Common Stocks)	5.2
Argentine Republic Government International Bond 7.82%, 12/31/33 (Sovereign Bonds)	4.7
Corning, Inc. (Common Stocks)	3.7

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)

Quality is calculated as a percentage of total senior loans and corporate bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

4	Semi-Annual Report

FINANCIAL STATEMENTS

December 31, 2014

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency, excluding restricted cash, provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	5

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Long/Short Equity Fund

Shares		Value ($)

Common Stocks - 85.7%

CONSUMER DISCRETIONARY - 14.8%
253,900	Aramark	7,908,985
114,623	Best Buy Co., Inc. (a)	4,468,004
17,750	Chipotle Mexican Grill, Inc. (b)	12,150,052
162,300	Comcast Corp., Class A	9,415,023
259,251	H&R Block, Inc. (a)	8,731,574
193,663	Harman International Industries, Inc. (a)	20,665,779
830,300	Hilton Worldwide Holdings, Inc. (a)(b)	21,662,527
396,400	JD.com, Inc. ADR (b)	9,172,696
57,100	Restoration Hardware Holdings, Inc. (b)(c)	5,482,171
437,000	Royal Caribbean Cruises, Ltd.	36,021,910

		135,678,721

CONSUMER STAPLES - 3.8%
260,423	Fresh Market, Inc. (The) (b)(c)	10,729,428
394,800	Pinnacle Foods, Inc.	13,936,440
107,300	Spectrum Brands Holdings, Inc.	10,266,464

		34,932,332

ENERGY - 1.9%
64,390	Pioneer Natural Resources Co.	9,584,452
411,465	Viper Energy Partners LP	7,459,860

		17,044,312

FINANCIAL - 25.3%
733,920	CIT Group, Inc. (a)	35,103,393
707,126	E*TRADE Financial Corp. (b)	17,151,341
1,075,613	FNF Group (a)	37,054,868
1,022,785	FNFV Group (b)	16,098,636
578,000	Janus Capital Group, Inc. (c)	9,323,140
511,693	Legg Mason, Inc. (a)	27,309,055
265,859	McGraw Hill Financial, Inc. (a)	23,656,134
832,830	NorthStar Asset Management Group, Inc.	18,796,973
1,065,255	NorthStar Realty Finance Corp., REIT (a)	18,727,183
467,940	RCS Capital Corp., Class A (a)(c)	5,727,586
310,400	Realogy Holdings Corp. (b)	13,809,696
183,700	Ryman Hospitality Properties, REIT	9,688,338

		232,446,343

HEALTHCARE - 10.6%
89,882	Acadia Healthcare Co., Inc. (a)(b)(c)	5,501,677
107,817	Actavis PLC (a)(b)	27,753,174
77,687	HCA Holdings, Inc. (b)	5,701,449
179,139	McKesson Corp. (a)	37,185,674
146,400	Valeant Pharmaceuticals International, Inc. (b)	20,951,304

		97,093,278

INDUSTRIALS - 7.6%
49,400	FedEx Corp. (a)	8,578,804
333,199	Pendrell Corp. (b)	459,814
106,752	Precision Castparts Corp.	25,714,422
830,828	Southwest Airlines Co. (a)	35,160,641

		69,913,681

Shares		Value ($)

INFORMATION TECHNOLOGY - 20.7%
35,000	Akamai Technologies, Inc. (b)	2,203,600
307,148	Apple, Inc. (a)	33,902,996
59,200	Baidu, Inc., ADR (b)	13,495,824
345,403	CDK Global, Inc.	14,078,627
213,082	CDW Corp.	7,494,094
374,600	Facebook, Inc., Class A (a)(b)	29,226,292
241,419	FireEye, Inc. (b)(c)	7,624,012
472,700	Micron Technology, Inc. (b)	16,549,227
245,650	NXP Semiconductor NV (a)(b)	18,767,660
774,100	Rackspace Hosting, Inc. (a)(b)	36,235,621
157,800	ServiceNow, Inc. (b)	10,706,730

		190,284,683

TELECOMMUNICATION SERVICES - 1.0%
84,032	SBA Communications Corp., Class A (a)(b)	9,307,384

	Total Common Stocks (Cost $746,545,884)	786,700,734

Contracts

Purchased Call Options (d) - 0.1%
4,500	Best Buy Co., Inc., Strike price $40.00, expires 01/17/15	720,000
1,250	Micron Technology, Inc., Strike price $36.00, expires 01/17/15	126,250

	Total Purchased Call Options (Cost $890,770)	846,250

Shares

Registered Investment Companies (e) - 1.0%
830,975	Highland Energy MLP Fund	9,248,748

	Total Registered Investment Companies (Cost $10,209,012)	9,248,748

Investment Companies (f) - 3.5%
32,616,209	State Street Navigator Prime Securities Lending Portfolio	32,616,209

	Total Investment Companies (Cost $32,616,209)	32,616,209

Total Investments - 90.3%		829,411,941

(Cost $790,261,875) (g)

Securities Sold Short (h) - (26.5)%

Common Stocks & Exchange-Traded Funds - (26.5)%

CONSUMER DISCRETIONARY - (5.4)%
15,300	Amazon.com, Inc. (i)	(4,748,355)
59,200	Big Lots, Inc.	(2,369,184)
180,000	BorgWarner, Inc.	(9,891,000)
129,654	Carnival Corp.	(5,877,216)
128,500	Diamond Resorts International, Inc. (i)	(3,585,150)
36,232	Gentherm, Inc. (i)	(1,326,816)
15,000	Polaris Industries, Inc.	(2,268,600)
178,035	Remy International, Inc.	(3,724,492)

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Long/Short Equity Fund

Shares		Value ($)

Securities Sold Short (continued)

Common Stocks & Exchange-Traded Funds (continued)

CONSUMER DISCRETIONARY (continued)
89,600	Starwood Hotels & Resorts Worldwide, Inc.	(7,263,872)
5,200	Swatch Group AG (The)	(2,311,411)
43,000	TripAdvisor, Inc. (i)	(3,210,380)
175,000	Vipshop Holdings, Ltd. ADR (i)	(3,419,500)

		(49,995,976)

CONSUMER STAPLES - (0.4)%
68,000	Whole Foods Market, Inc.	(3,428,560)

FINANCIAL - (6.8)%
33,600	Allianz SE	(5,565,039)
104,100	BofI Holding, Inc. (i)	(8,100,021)
54,500	Canadian Imperial Bank of Commerce	(4,697,846)
375,000	Financial Select Sector SPDR Fund, ETF	(9,273,750)
33,700	Goldman Sachs Group, Inc. (The)	(6,532,071)
110,200	iShares US Real Estate, ETF	(8,467,768)
75,946	LPL Financial Holdings, Inc.	(3,383,394)
134,000	Raymond James Financial, Inc.	(7,676,860)
67,500	Royal Bank of Canada	(4,676,193)
52,900	T Rowe Price Group, Inc.	(4,541,994)

		(62,914,936)

HEALTHCARE - (0.8)%
41,405	AbbVie, Inc.	(2,709,543)
52,000	ICON PLC (i)	(2,651,480)
10,000	Illumina, Inc. (i)	(1,845,800)

		(7,206,823)

INDUSTRIALS - (6.0)%
74,946	Avis Budget Group, Inc. (i)	(4,971,168)
91,400	CSX Corp.	(3,311,422)
70,000	Dover Corp.	(5,020,400)
90,202	Generac Holdings, Inc. (i)	(4,217,846)
85,000	JB Hunt Transport Services, Inc.	(7,161,250)
92,300	Norfolk Southern Corp.	(10,117,003)
87,828	Sensata Technologies Holding NV (i)	(4,603,065)
85,000	Swift Transportation Co. (i)	(2,433,550)
40,100	United Continental Holdings, Inc. (i)	(2,682,289)
140,160	United Stationers, Inc.	(5,909,146)
15,922	Valmont Industries, Inc.	(2,022,094)
23,400	WABCO Holdings, Inc. (i)	(2,451,852)

		(54,901,085)

INFORMATION TECHNOLOGY - (7.1)%
70,000	Arista Networks, Inc. (i)	(4,253,200)
35,000	Dealertrack Technologies, Inc. (i)	(1,550,850)
58,000	eBay, Inc. (i)	(3,254,960)
279,200	Fairchild Semiconductor International, Inc. (i)	(4,712,896)
130,100	GrubHub, Inc. (i)	(4,725,232)
170,100	Market Vectors Semiconductor, ETF	(9,290,862)
124,900	NCR Corp. (i)	(3,639,586)
123,190	Paychex, Inc.	(5,687,683)
67,400	Powershares QQQ Trust Series 1, ETF	(6,959,050)

Shares		Value ($)

INFORMATION TECHNOLOGY (continued)
135,300	QUALCOMM, Inc.	(10,056,849)
111,000	SanDisk Corp.	(10,875,780)

		(65,006,948)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $236,948,718)	(243,454,328)

	Total Securities Sold Short (Proceeds $236,948,718)	(243,454,328)

Other Assets & Liabilities, Net - 36.2%		332,006,294

Net Assets - 100.0%		917,963,907

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $255,580,004.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $37,547,859. The loaned securities were secured with cash and securities collateral of $38,771,198. Collateral is calculated based on prior day’s prices. See Note 4.
(d)	Options are shown at market value.
(e)	Affiliated issuer. Assets with a total aggregate market value of $9,248,748, or 1.0% of net assets, were affiliated with the Fund as of December 31, 2014.
(f)	Represents investments of cash collateral received in connection with securities lending.
(g)	Cost for U.S. federal income tax purposes is $809,314,490.
(h)	As of December 31, 2014, $201,043,427 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(i)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Merrill Lynch, for which $1,334,000 was pledged as collateral, open at December 31, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
S&P 500 E-Mini Index	March 2015	315	$32,325,300	$(361,376)

The Fund had the following written call options contracts outstanding, brokered by Morgan Stanley, for which $13,870,000 was pledged as collateral, at December 31, 2014:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
CBS Corp.	$75.00	January 2015	4,000	$396,511	$(20,000)
CBS Corp.	70.00	January 2015	1,500	224,890	(7,500)

				$621,401	$(27,500)

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 1.1%

HEALTHCARE - 1.1%

Healthcare Facilities – 1.1%
4,440,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	4,301,250

	Total U.S. Senior Loans (Cost $4,396,591)	4,301,250

Shares

Common Stocks - 74.7%

CONSUMER DISCRETIONARY - 2.1%
355,779	Service Corp. International (b)	8,076,184

FINANCIAL - 0.9%
34,724	Aon PLC	3,292,877

HEALTHCARE - 70.6%

Biotechnology - 9.4%
49,800	Acceleron Pharma, Inc. (c)	1,940,208
79,415	Alkermes PLC (b)(c)	4,650,543
157,000	Aquinox Pharmaceuticals, Inc. (c)	1,177,500
18,700	Celgene Corp. (c)	2,091,782
186,600	Exact Sciences Corp. (c)(d)	5,120,304
32,535	Fate Therapeutics, Inc. (c)	163,651
21,601	Intercept Pharmaceuticals, Inc. (c)(d)	3,369,756
237,822	Keryx Biopharmaceuticals, Inc. (c)(d)	3,365,181
127,500	Minerva Neurosciences, Inc. (c)(d)	770,100
566,609	Oncothyreon, Inc. (c)(d)	1,076,557
35,491	Otonomy, Inc. (c)(d)	1,182,915
48,772	Portola Pharmaceuticals, Inc. (c)	1,381,223
209,824	ProQR Therapeutics NV (c)	4,546,886
211,500	Raptor Pharmaceutical Corp. (c)(d)	2,224,980
222,247	Sarepta Therapeutics, Inc. (c)(d)	3,215,914

		36,277,500

Healthcare Distributors - 1.6%
77,650	Cardinal Health, Inc. (b)	6,268,684

Healthcare Equipment - 14.3%
211,860	Abbott Laboratories (b)	9,537,937
91,099	ABIOMED, Inc. (c)	3,467,228
421,187	Amedica Corp. (c)	336,950
48,500	Edwards Lifesciences Corp. (c)	6,177,930
1,068,076	Genesys Ventures IA, LP (e)	152,628
201,621	Globus Medical, Inc., Class A (b)(c)	4,792,531
169,341	Hill - Rom Holdings, Inc. (b)	7,725,336
149,300	Medtronic, Inc. (b)(d)	10,779,460
249,878	NuVasive, Inc. (b)(c)(d)	11,784,247

		54,754,247

Healthcare Facilities - 10.9%
67,194	Adcare Health Systems, Inc. (b)(c)(d)	269,448
182,097	Brookdale Senior Living, Inc. (b)(c)	6,677,497
99,500	HCA Holdings, Inc. (b)(c)	7,302,305
68,447	HealthSouth Corp.	2,632,472
387,191	Kindred Healthcare, Inc.	7,039,132

Shares		Value ($)

Healthcare Facilities (continued)
68,400	Universal Health Services, Inc., Class B (b)	7,610,184
212,051	VCA, Inc. (b)(c)	10,341,727

		41,872,765

Healthcare Services - 11.3%
124,400	Civitas Solutions, Inc. (c)(d)	2,118,532
3,982,699	CNS Response, Inc. (c)(e)	775,033
174,200	ExamWorks Group, Inc. (b)(c)	7,244,978
79,976	Express Scripts Holding Co. (c)	6,771,568
94,737	Laboratory Corp. of America Holdings (b)(c)	10,222,123
194,868	LHC Group, Inc. (b)(c)	6,075,984
87,100	Quest Diagnostics, Inc. (d)	5,840,926
74,600	Team Health Holdings, Inc. (b)(c)	4,291,738

		43,340,882

Healthcare Supplies - 2.4%
287,143	LDR Holding Corp. (b)(c)	9,412,548

Healthcare Technology - 0.8%
38,084	Medidata Solutions, Inc. (c)(d)	1,818,511
252,782	Streamline Health Solutions, Inc. (c)	1,094,546

		2,913,057

Life Sciences Tools & Services - 5.5%
231,820	Albany Molecular Research, Inc. (c)(d)	3,774,030
12,233	Fluidigm Corp. (c)(d)	412,619
102,000	ICON PLC (b)(c)	5,200,980
45,398	Illumina, Inc. (b)(c)	8,379,563
132,011	NanoString Technologies, Inc. (b)(c)(d)	1,838,913
12,786	Thermo Fisher Scientific, Inc.	1,601,958

		21,208,063

Managed Healthcare - 4.9%
91,122	Aetna, Inc. (b)	8,094,367
75,228	Humana, Inc. (b)	10,804,998

		18,899,365

Pharmaceuticals - 9.5%
15,200	Actavis PLC (c)	3,912,632
90,695	Akorn, Inc. (c)(d)	3,283,159
178,817	Aratana Therapeutics, Inc. (b)(c)	3,186,519
186,645	Cempra, Inc. (c)(d)	4,388,024
133,139	Endocyte, Inc. (c)(d)	837,444
99,500	Flamel Technologies SA ADR (c)	1,704,435
29,573	Pacira Pharmaceuticals, Inc. (c)(d)	2,621,942
92,042	Repros Therapeutics, Inc. (c)	917,659
56,964	Valeant Pharmaceuticals International, Inc. (c)	8,152,118
136,900	Zoetis, Inc.	5,890,807
36,334	ZS Pharma, Inc. (c)(d)	1,510,404

		36,405,143

		281,721,315

INDUSTRIALS - 1.1%
37,300	Towers Watson & Co., Class A	4,221,241

	Total Common Stocks (Cost $276,337,672)	286,942,556

8	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Long/Short Healthcare Fund

Units		Value ($)

Rights (c) - 0.1%

HEALTHCARE - 0.1%

Healthcare Equipment - 0.1%
69,326	Wright Medical Group, Inc.	331,378

	Total Rights (Cost $188,242)	331,378

Warrants (c) - 0.8%

HEALTHCARE - 0.8%

Biotechnology - 0.2%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	25,763
121,816	MediciNova, Inc., expires 03/24/2016	90,808
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016	431,721

		548,292

Life Sciences Tools & Services - 0.0%
40,000	Pluristem Therapeutics, Inc. expires 01/27/2016	8,348
30,000	pSivida Corp., expires 01/19/2016	29,071

		37,419

Pharmaceuticals - 0.6%
37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/2016	3,359
252,549	Horizon Pharmaceuticals, expires 09/20/2017	2,349,005
521,727	Neostem, Inc., expires 07/19/2016	11,777

		2,364,141

		2,949,852

	Total Warrants (Cost $—)	2,949,852

Contracts

Purchased Call Options (f) - 0.0%

HEALTHCARE - 0.0%

Pharmaceuticals - 0.0%
750	Achillion Pharmaceuticals, Inc., Strike price $15.00, expires 01/15/15	21,750

	Total Purchased Call Options (Cost $241,974)	21,750

Shares

Investment Companies (g) - 6.6%
25,447,024	State Street Navigator Prime Securities Lending Portfolio	25,447,024

	Total Investment Companies (Cost $25,447,024)	25,447,024

Total Investments - 83.3%		319,993,810

(Cost $306,611,503) (h)

Shares		Value ($)

Securities Sold Short (i) - (33.3)%

Common Stocks & Exchange - Traded Funds - (33.3)%

HEALTHCARE - (31.9)%

Biotechnology - (13.4)%
30,565	Alexion Pharmaceuticals, Inc. (j)	(5,655,442)
90,242	Alnylam Pharmaceuticals, Inc. (j)	(8,753,474)
77,225	Gilead Sciences, Inc. (j)	(7,279,228)
151,708	ImmunoGen, Inc. (j)	(925,419)
83,200	Incyte Corp., Ltd. (j)	(6,082,752)
217,926	Intrexon Corp. (j)	(5,999,503)
17,000	iShares Nasdaq Biotechnology Index Fund, ETF	(5,156,950)
68,200	Isis Pharmaceuticals, Inc. (j)	(4,210,668)
753,078	MannKind Corp. (j)	(3,927,302)
24,090	Receptos, Inc. (j)	(2,951,266)
199,600	Threshold Pharmaceuticals, Inc. (j)	(634,728)

		(51,576,732)

Healthcare Equipment - (7.3)%
30,340	Cardiovascular Systems, Inc. (j)	(912,627)
13,583	IDEXX Laboratories, Inc. (j)	(2,013,951)
232,800	ResMed, Inc.	(13,050,768)
139,744	Varian Medical Systems, Inc. (j)	(12,089,254)

		(28,066,600)

Healthcare Services - (0.9)%
30,852	Chemed Corp.	(3,260,131)

Healthcare Technology - (2.6)%
45,177	athenahealth, Inc. (j)	(6,582,289)
17,038	Computer Programs & Systems, Inc.	(1,035,058)
113,579	HMS Holdings Corp. (j)	(2,401,060)

		(10,018,407)

Managed Healthcare - (0.5)%
14,752	Anthem, Inc.	(1,853,884)

Pharmaceuticals - (7.2)%
91,594	AbbVie, Inc.	(5,993,911)
230,000	Horizon Pharma PLC (j)	(2,964,700)
113,065	Johnson & Johnson	(11,823,207)
248,840	Medicines Co. (The) (j)	(6,885,403)

		(27,667,221)

		(122,442,975)

INDUSTRIALS - (1.4)%
108,780	Advisory Board Co. (The) (j)	(5,328,045)

	Total Common Stocks & Exchange -Traded Funds (Proceeds $124,642,385)	(127,771,020)

	Total Securities Sold Short (Proceeds $124,642,385)	(127,771,020)

Other Assets & Liabilities, Net - 50.0%		191,938,547

Net Assets - 100.0%		384,161,337

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Long/Short Healthcare Fund
determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $96,516,278.
(c)	Non-income producing security.
(d)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $30,204,867. The loaned securities were secured with cash and securities collateral of $31,205,287. Collateral is calculated based on prior day’s prices. See Note 4.
(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $927,661, or 0.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2014.
(f)	Options are shown at market value.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	Cost for U.S. federal income tax purposes is $320,959,953.
(i)	As of December 31, 2014, $65,193,319 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(j)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 68.4%

AEROSPACE - 1.0%
1,904,762	B/E Aerospace, Inc Term Loan 4.00%, 12/16/2021	1,900,952
6,934,305	Sequa Corp. Initial Term Loan 5.25%, 06/19/2017	6,764,415

		8,665,367

BROADCASTING - 0.5%
4,418,190	Comcorp Broadcasting, Inc. Term Loan B 5.76%, 04/01/2015	4,418,190

CHEMICALS - 3.8%
5,750,000	Arysta LifeScience Corp. Second Lien Initial Term Loan 8.25%, 11/30/2020	5,746,406
9,448,253	Axalta Coating Systems Dutch Holding B BV and Axalta Coating Systems US Holdings, Inc. Refinanced Term Loan B 3.75%, 02/01/2020	9,228,298
7,067,418	MacDermid, Inc. Tranche B First Lien Term Loan 4.00%, 06/07/2020	6,941,547
12,259,872	Univar, Inc. Term Loan B 06/30/2017 (b)	11,895,447

		33,811,698

CONSUMER DISCRETIONARY - 0.4%
3,196,599	FGI Operating Co. LLC Term Loan B 5.50%, 04/19/2019	3,124,676

CONSUMER PRODUCTS - 1.1%
9,651,315	SRAM LLC First Lien Term Loan 4.01%, 04/10/2020	9,385,904

ENERGY - 3.4%
8,749,345	Arch Coal, Inc. Term Loan 05/16/2018 (b)	7,272,893
14,303,316	Azure Midstream Energy LLC Term Loan 11/15/2018 (b)	12,872,985
8,333,333	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	7,541,667
3,430,240	Fieldwood Energy LLC Closing Date Second Lien Term Loan 09/30/2020 (b)	2,531,946

		30,219,491

FINANCIAL - 2.8%
10,938,191	National Financial Partners Corp. Refinancing Term Loan 4.50%, 07/01/2020	10,856,155
14,224,753	Ocwen Loan Servicing Initial Term Loan 02/15/2018 (b)	13,412,093

		24,268,248

Principal Amount ($)		Value ($)

FOOD & DRUG - 1.5%
13,599,814	SUPERVALU, Inc. New Term Loan 4.50%, 03/21/2019	13,402,481

FOREST PRODUCTS & CONTAINERS - 1.7%
9,590,361	BWAY Holding Company, Inc. Initial Term Loan 5.55%, 08/14/2020	9,578,373
5,555,556	Signode Industrial Group US, Inc. Initial Term Loan B 3.75%, 05/01/2021	5,329,889

		14,908,262

GAMING & LEISURE - 2.4%
22,925,890	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked Deposit (c)	458,518
49,138,954	First Lien Tranche B Term Loan (c)	982,779
7,000,000	Second Lien Term Loan (c)(d)	—
10,706,498	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (d)	5,938,894
970,732	RHP Hotel Properties, LP Tranche B Term Loan 3.75%, 01/15/2021	970,732
12,711,246	Scientific Games International, Inc. Initial Term Loan 6.00%, 10/18/2020	12,561,889

		20,912,812

HEALTHCARE - 6.0%
5,468,130	Biomet, Inc. Dollar Term Loan B-2 3.67%, 07/25/2017	5,451,042
31,146,760	CCS Medical, Inc. First Lien Term Loan (c)(d)	19,404,431
4,159,294	DaVita HealthCare Partners, Inc. Tranche B Term Loan 3.50%, 06/24/2021	4,126,207
5,272,495	Kinetic Concepts, Inc. Dollar Term Loan E-1 4.00%, 05/04/2018	5,208,777
4,055,514	Onex Carestream Finance LP First Lien Term Loan 06/07/2019 (b)	4,047,059
6,808,501	Second Lien Term Loan 9.50%, 12/07/2019	6,784,399
4,486,486	Surgery Center Holdings, Inc. First Lien Initial Term Loan 5.25%, 11/03/2020	4,379,932
3,700,000	Second Lien Term Loan 8.50%, 11/03/2021	3,584,375

		52,986,222

HOUSING - 0.9%
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(d)	4,000,000
7,427,359	LBREP/L-SunCal Master I LLC First Lien Term Loan (c)(d)	221,335

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

HOUSING (continued)
2,944,203	Nevada Land Group LLC First Lien Initial Term Loan 40.17%, 11/10/2015	2,863,237
2,377,775	Second Lien Initial Term Loan 10.00%, 11/12/2015 (d)	600,389

		7,684,961

INFORMATION TECHNOLOGY - 7.5%
17,514,460	Avaya, Inc. Replacement Term Loan B-6 6.50%, 03/30/2018	17,288,173
14,675,152	Dell International LLC Term Loan B 4.50%, 04/29/2020	14,665,980
10,637,370	Freescale Semiconductor, Inc. Tranche B-5 Term Loan 5.00%, 01/15/2021	10,642,689
8,633,371	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/2019	8,585,197
4,913,372	Second Lien Term Loan 9.75%, 04/30/2020	5,011,639
10,597,665	RP Crown Parent LLC First Lien New Term Loan 6.00%, 12/21/2018	9,902,246

		66,095,924

MANUFACTURING - 3.5%
5,050,505	Dealer Tire, LLC Initial Term Loan 12/17/2021 (b)	5,031,566
8,561,659	Doncasters U.S. Finance LLC Term Loan B 4.50%, 04/09/2020	8,524,245
4,413,793	Second Lien Term Loan 9.50%, 10/09/2020	4,375,172
1,836,154	Doosan Infracore International, Inc. Tranche B Term Loan 4.50%, 05/28/2021	1,826,973
480,000	Filtration Group Corp. Second Lien Initial Term Loan 8.25%, 11/21/2021	480,602
4,714,084	Silver II US Holdings, LLC Refinancing Term Loan 12/13/2019 (b)	4,398,830
6,099,652	Veyance Technologies, Inc. Term Loan 5.25%, 09/08/2017	6,092,027

		30,729,415

MEDIA & TELECOMMUNICATIONS - 9.3%
3,555,556	Charter Communications Operating, LLC Term Loan G 4.25%, 09/12/2021	3,582,791
7,282,598	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	7,085,349
2,257,636	Endurance Business Media, Inc. Term Loan (c)(d)	—

Principal Amount ($)		Value ($)

MEDIA & TELECOMMUNICATIONS (continued)
13,571,427	iHeartCommunications, Inc. Tranche D Term Loan 6.92%, 01/30/2019	12,827,373
7,000,000	IMC OP, LP First Lien Term Loan 5.25%, 08/15/2020	7,013,125
10,187,133	Integra Telecom Holdings, Inc. Term Loan B 5.25%, 02/22/2019	9,938,873
5,000,000	Level 3 Financing, Inc. Tranche B Term Loan 4.00%, 01/15/2020	4,968,750
705,882	Tranche B Term Loan 4.50%, 01/31/2022	707,647
2,000,000	Tranche B-III Term Loan 4.00%, 08/01/2019	1,988,760
5,159,050	Media General, Inc. Term Loan B 4.25%, 07/31/2020	5,112,283
7,041,176	Mediacom Illinois LLC Tranche G Term Loan 3.75%, 06/30/2021	6,900,353
3,000,000	Metro-Goldwyn-Mayer, Inc. Second Lien Term Loan 5.13%, 06/26/2020	2,970,000
4,581,680	Tribune Co. Initial Term Loan 4.00%, 12/27/2020	4,525,853
2,772,596	Tribune Publishing Co. Initial Term Loan 5.75%, 07/07/2021	2,744,870
7,223,000	TWCC Holding Corp. Second Lien Term Loan 7.00%, 06/26/2020	6,946,142
5,170,927	Univision Communications, Inc. Incremental Term Loan 4.00%, 03/01/2020	5,067,509

		82,379,678

METALS & MINERALS - 0.4%
4,869,214	Walter Energy, Inc. Term Loan B 7.25%, 04/02/2018	3,800,689

RETAIL - 4.2%
4,974,522	Academy, Ltd. Initial Term Loan 08/03/2018 (b)	4,910,003
10,000,000	Albertson’s LLC Term Loan B-4 08/25/2021 (b)	10,016,700
608,232	JC Penney Corp., Inc. Term Loan 5.00%, 06/20/2019	586,335
12,474,129	Term Loan 6.00%, 05/22/2018	12,271,424
9,474,766	Men’s Wearhouse, Inc. (The) Tranche B Term Loan 06/18/2021 (b)	9,451,080

		37,235,542

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

SERVICE - 12.3%
10,230,769	Acosta Holdco, Inc. Initial Term Loan 5.00%, 09/26/2021	10,247,190
4,520,278	ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan 3.75%, 10/09/2019	4,401,621
426,351	Advantage Sales & Marketing, Inc. Delayed Draw Term Loan 4.25%, 07/23/2021	422,887
12,790,524	First Lien Term Loan 4. 25%, 07/23/2021	12,686,601
3,840,000	Second Lien Term Loan 7.50%, 07/25/2022	3,809,280
5,343,750	AlixPartners, LLP First Lien Replacement Term Loan B-2 4.00%, 07/10/2020	5,283,633
5,065,539	Ceridian HCM Holding, Inc. Initial Term Loan 4.50%, 09/15/2020	4,999,079
8,983,444	EnergySolutions LLC Term Advance 6.75%, 05/29/2020	8,980,614
5,500,000	First Data Corp. Dollar Term Loan 3.67%, 03/23/2018	5,402,045
1,000,000	Term Loan 3.67%, 09/24/2018	980,500
7,735,294	Maxim Crane Works, LP Second Lien Term Loan 10.25%, 11/26/2018	7,812,647
7,851,754	Moneygram International, Inc. Term Loan 4.25%, 03/27/2020	7,266,798
4,987,500	ServiceMaster Co. (The) Initial Term Loan 4.25%, 07/01/2021	4,906,453
9,833,532	Spin Holdco, Inc. First Lien Initial Term Loan 4.25%, 11/14/2019	9,698,371
27,905,280	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	21,584,734

		108,482,453

TRANSPORTATION - 0.0%
26,954	JHT Holdings, Inc. Second Lien Term Loan 12.50%, 05/30/2015 (d)	26,954

UTILITY - 5.7%
3,239,440	Entegra TC LLC Term Loan 9.25%, 10/02/2020	3,120,666
4,040,948	Granite Acquisition Inc. First Lien Term Loan 5.00%, 10/15/2021	4,072,932
177,802	First Lien Term Loan 5.00%, 10/15/2021	179,209

Principal Amount ($)		Value ($)

UTILITY (continued)
2,500,000	Second Lien Term Loan 8.25%, 10/14/2022	2,525,512
1,282,051	Southeast PowerGen, LLC Term B Advance 4.50%, 11/05/2021	1,269,231
13,000,000	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 4.65%, 10/10/2015	8,371,480
38,877,210	Extended Term Loan 4.65%, 10/10/2017	25,270,187
5,607,477	TPF II LC LLC Term Loan 5.50%, 10/02/2021	5,625,000

		50,434,217

	Total U.S. Senior Loans (Cost $736,767,912)	602,973,184

Principal Amount

Foreign Denominated or Domiciled
Senior Loans (a) - 9.1%

AUSTRALIA - 0.6%
USD
5,245,890	Aufinco Pty, Ltd. Term Loan B 4.00%, 05/29/2020	5,121,300

CANADA - 2.7%
USD
10,100,239	Husky Injection Molding Systems, Ltd. and Yukon Acquisition, Inc. New Term Loan 06/30/2021 (b)	9,927,677
4,631,579	Second Lien Term Loan 7.25%, 06/30/2022	4,457,895
4,839,967	Tervita Corp. Term Loan 6.25%, 05/15/2018	4,501,169
5,233,854	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan E-1 3.50%, 08/05/2020	5,194,600

		24,081,341

GERMANY - 0.0%
EUR
334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan (c)(d)	201,489

LUXEMBOURG - 2.3%
USD
2,867,164	Auris Luxembourg III S.A. Term Loan B-2 12/31/2021 (b)	2,864,182
4,663,636	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	4,580,577
12,727,273	Travelport Finance S.a.r.l. Initial Term Loan 6.00%, 09/02/2021	12,727,273

		20,172,032

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)

U.S. Senior Loans (continued)

MARSHALL ISLANDS - 3.2%
USD
11,145,776	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021	8,798,252
15,585,938	Drillships Ocean Ventures, Inc. Term Loan B 07/25/2021 (b)	12,624,610
6,862,985	OSG International, Inc. Initial Term Loan 5.75%, 08/05/2019	6,691,410

		28,114,272

NORWAY - 0.3%
USD
2,526,364	Petroleum Geo-Services ASA Extended Term Loan 2.76%, 03/19/2021	2,134,777

UNITED KINGDOM - 0.0%
GBP
1,038,783	Henson No. 4, Ltd. Term Loan Facility B (c)(d)	50,013
1,046,697	Term Loan Facility C (c)(d)	49,638

		99,651

	Total Foreign Denominated or Domiciled Senior Loans (Cost $88,556,775)	79,924,862

Principal Amount ($)
Collateralized Loan Obligations (e)(f) - 10.6%
1,174,797	ACA CLO, Ltd. Series 2007-1A, Class E 4.98%, 06/15/2022	1,119,523
3,000,000	Acis CLO, Ltd. Series 2013-1A, Class E 5.83%, 04/18/2024	2,791,881
1,000,000	Allegro CLO, Ltd. Series 2014-1A, Class C 4.39%, 01/21/2027 (g)	928,000
2,500,000	Series 2014-1A, Class E 6.99%, 01/21/2027 (g)	2,200,000
3,000,000	Anchorage Capital CLO, Ltd. Series 2014-5A, Class E 5.23%, 10/15/2026	2,595,000
1,000,000	Apidos CLO Series 2013-12A, Class F 5.13%, 04/15/2025	850,900
1,500,000	Series 2014-19A, Class F 6.21%, 10/17/2026	1,303,650
3,000,000	Carlyle High Yield Partners, Ltd. Series 2007-10A, Class E 3.45%, 04/19/2022	2,803,200
1,700,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.23%, 01/27/2025	1,525,750
3,200,000	Series 2012-1A, Class E 5.50%, 12/20/2023	3,034,864

Principal Amount ($)		Value ($)
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.53%, 04/15/2021	893,750
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 4.98%, 04/13/2025	1,732,520
3,000,000	Series 2013-1A, Class E 5.38%, 04/20/2024	2,733,900
2,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 5.89%, 10/17/2026	1,674,200
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E 5.73%, 01/15/2025	940,000
1,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.73%, 05/01/2022	878,500
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 6.73%, 01/15/2027	1,316,250
3,000,000	Flagship CLO, Ltd. Series 2014-8A, Class D 3.90%, 01/16/2026	2,790,000
2,000,000	Series 2013-7A, Class E 4.98%, 01/20/2026	1,740,000
3,500,000	Series 2014-8A, Class E 5.40%, 01/16/2026	3,080,000
1,250,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.28%, 04/15/2025	1,046,375
1,500,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.39%, 10/22/2025	1,335,000
1,500,000	Halcyon Loan Investors CLO, Inc. Series 2006-1A, Class D 3.73%, 11/20/2020	1,451,250
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.36%, 11/18/2026	2,647,500
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 6.98%, 11/12/2019	986,347
1,000,000	Hildene CLO, Ltd. Series 2014-3A, Class D 4.33%, 10/20/2026	943,400
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class E 3.73%, 01/20/2021	945,010
2,000,000	Marlborough Street CLO, Ltd. Series 2007-1A, Class E 3.88%, 04/18/2019	1,925,000
918,075	Mountain Capital CLO, Ltd. Series 2007-6A, Class E 3.53%, 04/25/2019	836,596
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.88%, 06/02/2025	2,610,000
1,500,000	Palmer Square CLO, Ltd. Series 2013-2A, Class D 5.58%, 10/17/2025	1,357,950

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
944,878	Primus CLO II, Ltd. Series 2007-2A, Class E 4.98%, 07/15/2021	860,784
5,378,438	San Gabriel CLO, Ltd. Series 2007-1A, Class B2L 4.49%, 09/10/2021	5,190,193
1,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.46%, 06/22/2025	880,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.47%, 10/15/2026	1,467,756
2,500,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class C 4.99%, 10/30/2026	2,452,750
1,000,000	Series 2014-1A, Class D 7.23%, 10/30/2026	974,900
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.23%, 11/01/2021	1,239,664
5,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class D 4.09%, 07/15/2026	4,730,000
2,500,000	Series 2014-3A, Class D 4.29%, 01/22/2027 (g)	2,344,500
5,500,000	Series 2014-2A, Class E 5.44%, 07/15/2026	4,911,500
4,000,000	Series 2014-3A, Class E 5.84%, 01/22/2027 (g)	3,603,200
6,000,000	Vibrant CLO, Ltd. Series 2012-1A, Class D 5.73%, 07/17/2024	5,544,000
3,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.29%, 01/16/2027 (g)	2,667,000
3,500,000	Zais CLO, Ltd. Series 2014-2A, Class D 5.68%, 07/25/2026	3,131,800

	Total Collateralized Loan Obligations (Cost $93,625,040)	93,014,363

Corporate Bonds & Notes - 5.6%

ENERGY - 0.4%
5,788,000	Arch Coal, Inc. 7.00%, 06/15/2019 (h)	1,765,340
3,000,000	Venoco, Inc. 8.88%, 02/15/2019 (h)	1,665,000

		3,430,340

FOOD & DRUG - 0.1%
1,000,000	SUPERVALU, Inc. 7.75%, 11/15/2022 (h)	985,000

GAMING & LEISURE - 0.5%
5,000,000	Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018	800,000
5,000,000	11.25%, 06/01/2017	3,690,000

		4,490,000

Principal Amount ($)		Value ($)

HEALTHCARE - 0.1%
1,250,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (e)	1,125,000

INFORMATION TECHNOLOGY - 0.4%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (e)(h)	3,931,060

SERVICE - 1.5%
2,500,000	Bon-Ton Department Stores, Inc. (The) 8.00%, 06/15/2021 (h)	2,100,000
12,000,000	Cenveo Corp. 6.00%, 08/01/2019 (e)	10,920,000

		13,020,000

TELECOMMUNICATIONS - 0.6%
6,500,000	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021 (h)	5,321,875

UTILITY - 2.0%
3,817,897	Entegra TC LLC 9.23%, 10/03/2017 (e)(f)	3,836,986
8,100,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (e)(h)	5,751,000
20,000,000	Texas Competitive Electric Holdings Co. LLC (c)	2,000,000
16,304,111	Texas Competitive Electric Holdings Co. LLC (c)(e)	5,700,000

		17,287,986

	Total Corporate Bonds & Notes (Cost $62,098,473)	49,591,261

Shares

Claims (i)(j) - 0.0%

TELECOMMUNICATIONS - 0.0%
3,414,269	Wind Telecomunicazione SpA Trade Claim Facility 3692	435,319

	Total Claims (Cost $1,908,065)	435,319

Common Stocks & Exchange-Traded Funds - 11.2%

BROADCASTING - 0.1%
351,162	Communications Corp. of America (d)(i)	428,418

CONSUMER DISCRETIONARY - 0.6%
103,183	American Airlines Group, Inc.	5,533,704

ENERGY - 0.2%
1,118,286	Value Creation, Inc. (i)	1,677,429

GAMING & LEISURE - 0.0%
44	LLV Holdco LLC - Litigation Trust Units (d)(i)(k)	—
34,512	LLV Holdco LLC - Series A, Membership Interest (d)(i)(k)	—
436	LLV Holdco LLC - Series B, Membership Interest (d)(i)(k)	—

		—

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Floating Rate Opportunities Fund

Shares		Value ($)

Common Stocks & Exchange-Traded Funds (continued)

HEALTHCARE - 0.0%
207,031	CCS Medical, Inc. (d)(i)(k)	51,758

HOUSING - 0.6%
1,648,350	CCD Equity Partners LLC (d)(i)	5,548,346
70,480	Las Vegas Land Holdings LLC (d)(i)	13,215
8	Nevada Land Group LLC (d)(i)(k)	—

		5,561,561

MEDIA & TELECOMMUNICATIONS - 8.7%
4,921	Endurance Business Media, Inc., Class A (d)(i)(k)	—
2,346,784	Media General, Inc. (h)(i)(l)	39,261,696
501,736	Metro-Goldwyn-Mayer, Inc., Class A (i)(l)	37,379,332

		76,641,028

OTHER - 0.7%
296,331	Highland/iBoxx Senior Loan, ETF (h)(k)	5,689,555

REAL ESTATE - 0.0%
535,090	Allenby (d)(i)	1
1,963,144	Claymore (d)(i)	2

		3

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (d)(i)	6,979

UTILITY - 0.3%
10,378	Entegra TC LLC, Class A (i)	2,957,730
286,159	Entegra TC LLC, Class B (i)	11,446

		2,969,176

	Total Common Stocks & Exchange-Traded Funds (Cost $338,760,359)	98,559,611

Units

Warrants (d)(i) - 0.0%

GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Shares		Value ($)

Investment Companies (m) - 5.2%
46,258,200	State Street Navigator Prime Securities Lending Portfolio	46,258,200

	Total Investment Companies (Cost $46,258,200)	46,258,200

Total Investments - 110.1%		970,756,800

(Cost $1,367,974,824) (n)

Securities Sold Short (o) - (1.7)%

Common Stocks & Exchange-Traded Funds - (1.7)%

ENERGY - (0.2)%
185,000	Gray Television, Inc. (p)	(2,072,000)

MEDIA & TELECOMMUNICATIONS - (1.5)%
280,000	Gannett Co., Inc.	(8,940,400)
155,000	Sinclair Broadcast Group, Inc., Class A	(4,240,800)

	Total Media/Telecommunications (Cost $(12,498,867))	(13,181,200)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $14,723,165)	(15,253,200)

	Total Securities Sold Short (Proceeds $14,723,165)	(15,253,200)

Other Assets & Liabilities, Net - (8.4)%		(74,228,465)

Net Assets - 100.0%		881,275,135

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $36,541,862, or 4.1% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2014.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2014, these securities amounted to $124,278,409 or 14.1% of net assets.
(f)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2014.

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Floating Rate Opportunities Fund
(g)	Security purchased on a when-issued basis. As of December 31, 2014, assets with a total aggregate market value of $11,742,700, or 1.3% of net assets, were purchased on a when-issued basis.
(h)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $44,668,043. The loaned securities were secured with cash and securities collateral of $46,258,200. Collateral is calculated based on prior day’s prices. See Note 4.
(i)	Non-income producing security.
(j)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(k)	Affiliated issuer. Assets with a total aggregate market value of $5,741,313, or 0.7% of net assets, were affiliated with the Fund as of December 31, 2014.
(l)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(m)	Represents investments of cash collateral received in connection with securities lending.
(n)	Cost for U.S. federal income tax purposes is $1,387,859,620.
(o)	As of December 31, 2014, $43,712,172 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(p)	No dividend payable on security sold short.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 48.0%

ENERGY - 1.0%
379,040	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021	299,207

HEALTHCARE - 7.1%
2,220,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	2,150,625

SERVICE - 8.5%
1,818,182	Travelport Finance S.a.r.l. Initial Term Loan 6.00%, 09/02/2021	1,818,182
994,937	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	769,583

		2,587,765

UTILITY - 31.4%
1,037,045	Entegra TC LLC Third Lien Term Loan 10/02/2020 (b)	999,022
13,190,310	Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan 4.65%, 10/10/2017	8,573,702

		9,572,724

	Total U.S. Senior Loans (Cost $15,955,633)	14,610,321

Corporate Bonds & Notes (c) - 20.5%

TELECOMMUNICATION SERVICES - 5.4%
2,000,000	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021	1,637,500

UTILITIES - 15.1%
4,999,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (d)	3,549,290
5,000,000	Texas Competitive Electric Holdings Co. LLC (e)	500,000
3,000,000	Texas Competitive Electric Holdings Co. LLC (e)	547,500

		4,596,790

	Total Corporate Bonds & Notes (Cost $8,237,161)	6,234,290

Foreign Corporate Bonds & Notes (c)(e)(f) - 0.0%

NETHERLANDS - 0.0%
USD
317,987	Celtic Pharma Phinco BV, PIK	2,201

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	2,201

Sovereign Bonds (e) - 21.1%

SOVEREIGN BONDS - 21.1%
2,804,080	Argentine Republic Government International Bond 8.28%, 12/31/2033 (d)	2,516,662
2,804,080	8.28%, 12/31/2033	2,453,570

Principal Amount ($)		Value ($)

SOVEREIGN BONDS (continued)
1,376,100	7.82%, 12/31/2033	1,448,680

		6,418,912

	Total Sovereign Bonds (Cost $6,401,626)	6,418,912

Shares

Common Stocks - 24.2%

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
15,000	MPM Holdings, Inc. (g)	421,875
24,889	Pendrell Corp. (d)(g)	34,347

		456,222

HEALTHCARE EQUIPMENT & SERVICES - 0.1%
141,000	Genesys Ventures IA, LP (f)(g)	20,149

MATERIALS - 5.2%
6,632	Euramax International, Inc. (f)(g)	1,594,303

MEDIA - 1.6%
6,363	Metro-Goldwyn-Mayer, Inc., Class A (g)(h)	474,043

SOFTWARE & SERVICES - 6.2%
22,175	Microsoft Corp. (d)	1,030,029
73,250	TiVo, Inc. (d)(g)	867,280

		1,897,309

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
48,447	Corning, Inc. (d)	1,110,889

TELECOMMUNICATION SERVICES - 2.8%
3	TerreStar Corp. (f)(g)	859,935

UTILITIES - 3.1%
3,322	Entegra TC LLC, Class A (g)	946,770

	Total Common Stocks (Cost $7,228,117)	7,359,620

Preferred Stocks (c)(g) - 2.8%

FINANCIAL - 2.8%
1,500	Grayson CLO, Ltd.	855,000

	Total Preferred Stocks (Cost $845,700)	855,000

Investment Companies (i) - 19.0%
5,776,041	State Street Navigator Prime Securities Lending Portfolio	5,776,041

	Total Investment Companies (Cost $5,776,041)	5,776,041

Total Investments - 135.6%		41,256,385

(Cost $44,656,839) (j)
Other Assets & Liabilities, Net - (35.6)%		(10,821,722)

Net Assets - 100.0%		30,434,663

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless

18	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland Opportunistic Credit Fund
otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2014, these securities amounted to $7,091,491 or 23.3% of net assets.
(d)	Securities (or a portion of securities) on loan. As of December 31, 2014, the market value of securities loaned was $7,391,979. The loaned securities were secured with cash and securities collateral of $8,336,825. Collateral is calculated based on prior day’s prices. See Note 4.
(e)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,476,588, or 8.1% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2014.
(g)	Non-income producing security.
(h)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(i)	Represents investments of cash collateral received in connection with securities lending.
(j)	Cost for U.S. federal income tax purposes is $44,903,962.

Currency Abbreviations:

USD	United States Dollar

Glossary:

CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

See accompanying Notes to Financial Statements.	19

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2014 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)	Highland Opportunistic Credit Fund ($)
Assets
Unaffiliated investments, at value(a)	820,163,193	319,993,810	965,015,487	41,256,385
Affiliated investments, at value (Note 11)	9,248,748	—	5,741,313	—

Total Investments, at value	829,411,941	319,993,810	970,756,800	41,256,385
Cash	125,062,532	163,960,604	—	—
Restricted Cash—Futures (Note 3)	1,334,000	—	—	—
Restricted Cash—Securities Sold Short (Note 2)	201,043,427	65,193,319	43,712,172	—
Restricted Cash—Written Options (Note 3)	13,870,000	—	—	—
Receivable for:
Investments sold	95,504,848	52,493,238	17,780,251	2,891,745
Dividend and interest	519,578	172,806	6,820,232	376,226
Fund shares sold	2,255,560	4,673,012	8,412,174	159,202
Prepaid expenses and other assets	163,603	275,266	688,754	436,910
Variation margin	360,815	—	—	—

Total assets	1,269,526,304	606,762,055	1,048,170,383	45,120,468

Liabilities
Due to custodian	—	—	8,414,657	2,927,032
Notes payable (Note 6)	—	—	13,000,000	—
Securities sold short, at value (Notes 2 and 9)	243,454,328	127,771,020	15,253,200	—
Written options contracts, at value (Note 3)	27,500	—	—	—

Payable for:
Upon receipt of securities loaned (Note 4)	32,616,209	25,447,024	46,258,200	5,776,041
Distributions to shareholders	122,378	—	455,918	—
Investments purchased	66,870,706	67,612,361	71,464,959	5,535,088
Fund shares redeemed	6,241,047	1,057,961	8,291,702	413,865
Investment advisory and administration fees (Note 7)	928,799	371,032	3,167,688	14,452
Trustees’ fees	38,305	1,109	46,699	36
Distribution and shareholder service fees (Note 7)	8,303	9,082	31,421	105
Transfer agent fees	289,757	—	183,750	93
Commitment fee payable (Note 6)	3,543	187	184,615	10,563
Accrued expenses and other liabilities	961,522	330,942	142,439	8,530

Total liabilities	351,562,397	222,600,718	166,895,248	14,685,805

Net Assets	917,963,907	384,161,337	881,275,135	30,434,663

Unaffiliated investments, at cost	780,052,863	306,611,503	1,098,914,541	44,656,839
Affiliated investments, at cost (Note 11)	10,209,012	—	269,060,283	—
Proceeds from securities sold short	236,948,718	124,642,385	14,723,165	—
Written option premiums received	621,401	—	—	—
(a) Includes market value of securities on loan:	37,547,859	30,204,867	44,668,043	7,391,979

20	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2014 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)		Highland Long/Short Healthcare Fund ($)		Highland Floating Rate Opportunities Fund ($)		Highland Opportunistic Credit Fund ($)
Net Assets Consist of:
Par value (Note 1)	76,786		25,836		112,096		5,570
Paid-in capital	868,632,733		385,757,743		2,218,446,018		43,072,899
Accumulated net investment loss	(6,609,957)		(3,121,215)		(22,141,685)		(272,012)
Accumulated net realized gain (loss) from investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	22,987,636		(8,754,339)		(917,393,235)		(8,970,154)
Net unrealized appreciation (depreciation) on investments, securities sold short, written options contracts, futures contracts, and foreign currency related translations	32,876,709		10,253,312		(397,748,059)		(3,401,640)

Net Assets	917,963,907		384,161,337		881,275,135		30,434,663

Class A:
Net assets	134,000,769		159,883,664		274,824,919		3,413,079
Shares outstanding ($0.001 par value; unlimited shares authorized)	11,436,028		10,799,499		34,946,037		623,906

Net asset value per share	11.72	(a)	14.80	(a)	7.86	(a)	5.47	(a)

Max offering price per share	12.40	(b)	15.66	(b)	8.15	(b)	5.67	(b)

Class C:
Net assets	53,089,015		54,774,539		332,835,607		99,231
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,776,816		3,865,454		42,332,585		18,151

Net asset value and offering price per share	11.11	(a)	14.17	(a)	7.86	(a)	5.47	(a)

Class Z
Net assets	730,874,123		169,503,134		273,614,609		26,922,353
Shares outstanding ($0.001 par value; unlimited authorization)	60,573,068		11,170,981		34,817,368		4,928,231

Net asset value, offering and redemption price per share	12.07		15.17		7.86		5.46

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	21

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2014 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)	Highland Opportunistic Credit Fund ($)
Investment Income
Income:
Dividends from unaffiliated issuers	3,296,244	474,524	30,636	16,564
Dividends from affiliated issuers (Note 11)	209,012	—	339,297	—
Less: Foreign taxes withheld	(4,022)	—	—	—
Securities lending income (Note 4)	153,928	176,171	113,487	24,653
Interest from unaffiliated issuers	—	111,738	24,747,191	426,758
Other income	—	—	65,268	—

Total Income	3,655,162	762,433	25,295,879	467,975

Expenses:
Investment advisory (Note 7)	10,953,238	1,787,649	3,228,469	128,589
Administration fees (Note 7)	973,621	357,530	994,920	—
Distribution and shareholder service fees: (Note 7)
Class A	293,735	291,137	551,526	4,913
Class C	272,708	257,139	1,536,600	271
Transfer agent fees	573,303	99,290	435,801	266
Trustees’ fees (Note 7)	71,075	19,311	77,311	561
Accounting services fees	147,922	52,687	149,163	6,748
Audit fees	65,512	24,352	68,815	5,146
Legal fees (Note 7)	255,296	21,313	(2,600,452)	283
Registration fees	28,252	22,158	31,606	14,080
Insurance	98,479	10,204	105,011	690
Reports to shareholders	119,149	8,582	122,235	1,918
Interest expense (Note 6)	234,736	—	68,608	727
Commitment fees-credit agreement (Note 6)	4,942	1,774	278,129	10,604
Dividends and fees on securities sold short (Note 2)	2,246,670	850,758	257,654	—
Other	11,614	11,755	15,194	1,885

Total operating expenses before waiver and reimbursement	16,350,252	3,815,639	5,320,590	176,681
Expenses (waived or borne)/recouped by the Adviser (Note 7)	(6,085,133)	—	1,804,736	(56,079)

Net operating expenses	10,265,119	3,815,639	7,125,326	120,602

Net investment income (loss)	(6,609,957)	(3,053,206)	18,170,553	347,373

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	35,911,119	21,409,207	3,192,480	(46,203)
Investments from affiliated issuers (Note 11)	—	—	(415,251)	—
Securities sold short (Note 2)	2,065,297	(16,089,432)	1,644,651	—
Written options contracts (Note 3)	2,257,140	812,148	—	—
Futures contracts (Note 3)	(240,431)	—	—	—
Foreign currency related transactions	243,583	(17,391)	(101,079)	25,860
Change in unrealized appreciation (depreciation) on:
Investments	(26,941,589)	4,903,272	(52,662,122)	(3,506,501)
Securities sold short (Note 2)	(5,201,835)	428,598	4,972,260	—
Written options (Note 3)	660,000	—	—	—
Futures contracts (Note 3)	(361,376)	—	—	—
Foreign currency related translations	(419,578)	1,038	163,603	(1,186)

Net realized and unrealized gain (loss) on investments	7,972,330	11,447,440	(43,205,458)	(3,528,030)

Total increase (decrease) in net assets resulting from operations	1,362,373	8,394,234	(25,034,905)	(3,180,657)

22	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2014 (unaudited) ($)	Year Ended June 30, 2014 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(6,609,957)	(15,200,622)
Net realized gain (loss) on investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	40,236,708	115,432,967
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options contracts, futures contracts and foreign currency related translations	(32,264,378)	37,732,159

Net increase (decrease) from operations	1,362,373	137,964,504

Distributions to shareholders from:
Net investment income
Class A	—	—
Class C	—	—
Class Z	—	—
Net realized gains
Class A	(5,853,187)	(12,186,421)
Class C	(2,248,689)	(3,835,029)
Class Z	(29,585,095)	(57,915,273)
Return of Capital
Class A	—	—
Class C	—	—
Class Y	—	—

Total distributions	(37,686,971)	(73,936,723)

Share transactions:
Proceeds from sale of shares
Class A	13,248,055	112,583,840
Class C	5,788,093	18,316,378
Class Z	114,915,481	338,297,967
Common Shares (Note 13)	—	—
Value of distributions reinvested
Class A	5,528,013	10,380,104
Class C	1,652,664	2,516,828
Class Z	25,625,493	35,127,021
Cost of shares redeemed
Class A	(73,663,893)	(79,133,710)
Class C	(7,811,711)	(13,676,281)
Class Z	(149,047,090)	(350,389,141)
Reorganization (Note 13)
Class A	—	—
Class C	—	—
Class Z	—	—
Redemption fees (Note 8)	—	21,571

Net increase (decrease) from shares transactions	(63,764,895)	74,044,577

Total increase (decrease) in net assets	(100,089,493)	138,072,358

Net Assets
Beginning of period	1,018,053,400	879,981,042

End of period	917,963,907	1,018,053,400

Accumulated net investment income (loss)	(6,609,957)	—

See accompanying Notes to Financial Statements.	23

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2014 (unaudited) ($)	Year Ended June 30, 2014 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	1,102,500	9,232,371
Issued for distribution reinvested	476,142	863,568
Shares redeemed	(6,201,766)	(6,469,617)

Net increase (decrease) in fund shares	(4,623,124)	3,626,322

Class C:
Shares sold	513,130	1,561,085
Issued for distribution reinvested	149,970	218,855
Shares redeemed	(689,764)	(1,171,234)

Net increase (decrease) in fund shares	(26,664)	608,706

Class Z
Shares sold	9,347,843	27,127,011
Issued for distribution reinvested	2,144,393	2,851,219
Shares redeemed	(12,219,846)	(28,330,516)
Subscriptions from Reorganization (Note 13)	—	—

Net increase (decrease) in fund shares	(727,610)	1,647,714

Common Shares (Note 13)
Shares sold	—	—

Net increase (decrease) in fund shares	—	—

24	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2014 (unaudited) ($)	Year Ended June 30, 2014 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(3,053,206)	(2,270,555)
Net realized gain (loss) on investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	6,114,532	13,593,431
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options contracts, futures contracts and foreign currency related translations	5,332,908	1,228,084

Net increase (decrease) from operations	8,394,234	12,550,960

Distributions to shareholders from:
Net investment income
Class A	—	—
Class C	—	—
Class Z	—	—
Net realized gains
Class A	(6,673,843)	—
Class C	(2,470,677)	—
Class Z	(6,599,458)	—
Return of Capital
Class A	—	—
Class C	—	—
Class Y	—	—

Total distributions	(15,743,978)	—

Share transactions:
Proceeds from sale of shares
Class A	70,734,992	152,823,930
Class C	11,077,178	43,579,767
Class Z	99,813,644	124,408,137
Common Shares (Note 13)	—	—
Value of distributions reinvested
Class A	6,350,239	—
Class C	2,424,087	—
Class Z	5,013,629	—
Cost of shares redeemed
Class A	(67,253,659)	(16,159,617)
Class C	(5,517,710)	(3,407,549)
Class Z	(45,331,930)	(30,508,480)
Reorganization (Note 13)
Class A	—	—
Class C	—	—
Class Z	—	—
Redemption fees (Note 8)	—	61

Net increase (decrease) from shares transactions	77,310,470	270,736,249

Total increase (decrease) in net assets	69,960,726	283,287,209

Net Assets
Beginning of period	314,200,611	30,913,402

End of period	384,161,337	314,200,611

Accumulated net investment income (loss)	(3,121,215)	(68,009)

See accompanying Notes to Financial Statements.	25

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2014 (unaudited) ($)	Year Ended June 30, 2014 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	4,700,661	10,233,441
Issued for distribution reinvested	441,909	—
Shares redeemed	(4,516,989)	(1,116,162)

Net increase (decrease) in fund shares	625,581	9,117,279

Class C:
Shares sold	767,246	3,043,907
Issued for distribution reinvested	176,169	—
Shares redeemed	(385,123)	(248,148)

Net increase (decrease) in fund shares	558,292	2,795,759

Class Z
Shares sold	6,463,875	8,129,433
Issued for distribution reinvested	340,369	—
Shares redeemed	(2,960,960)	(2,030,993)
Subscriptions from Reorganization (Note 13)	—	—

Net increase (decrease) in fund shares	3,843,284	6,098,440

Common Shares (Note 13)
Shares sold	—	—

Net increase (decrease) in fund shares	—	—

26	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2014 (unaudited) ($)	Year Ended June 30, 2014 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	18,170,553	47,903,300
Net realized gain (loss) on investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	4,320,801	(36,701,259)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options contracts, futures contracts and foreign currency related translations	(47,526,259)	97,298,500

Net increase (decrease) from operations	(25,034,905)	108,500,541

Distributions to shareholders from:
Net investment income
Class A	(5,885,335)	(18,065,529)
Class B	—	(2,415)
Class C	(5,868,379)	(13,328,132)
Class Z	(6,576,208)	(15,535,846)
Net realized gains
Class A	—	—
Class C	—	—
Class Z	—	—
Return of Capital
Class A	—	(365,756)
Class B	—	(49)
Class C	—	(269,842)
Class Y	—	(314,539)

Total distributions	(18,329,922)	(47,882,108)

Share transactions:
Proceeds from sale of shares
Class A	36,919,821	509,464,575
Class B	—	12
Class C	17,161,105	94,373,111
Class Z	121,077,689	615,416,559
Common Shares (Note 13)	—	—
Value of distributions reinvested
Class A	5,100,207	13,076,836
Class B	—	2,003
Class C	4,789,765	9,627,828
Class Z	5,986,406	13,763,338
Cost of shares redeemed
Class A	(96,493,804)	(451,123,176)
Class B	—	(163,193)
Class C	(54,838,381)	(70,464,497)
Class Z	(178,901,837)	(477,102,819)
Reorganization (Note 13)
Class A	—	—
Class C	—	—
Class Z	—	—
Redemption fees (Note 8)	—	99,885

Net increase (decrease) from shares transactions	(139,199,029)	256,970,462

Total increase (decrease) in net assets	(182,563,856)	317,588,895

Net Assets
Beginning of period	1,063,838,991	746,250,096

End of period	881,275,135	1,063,838,991

Accumulated net investment income (loss)	(22,141,685)	(21,982,316)

See accompanying Notes to Financial Statements.	27

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2014 (unaudited) ($)	Year Ended June 30, 2014 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	4,601,839	63,869,482
Issued for distribution reinvested	639,484	1,625,770
Shares redeemed	(12,096,862)	(55,915,261)

Net increase (decrease) in fund shares	(6,855,539)	9,579,991

Class B:
Shares sold	—	2
Issued for distribution reinvested	—	253
Shares redeemed	—	(20,194)

Net increase (decrease) in fund shares	—	(19,939)

Class C:
Shares sold	2,147,169	11,867,488
Issued for distribution reinvested	600,896	1,197,879
Shares redeemed	(6,885,960)	(8,773,343)

Net increase (decrease) in fund shares	(4,137,895)	4,292,024

Class Z
Shares sold	15,068,848	76,720,805
Issued for distribution reinvested	751,015	1,711,761
Shares redeemed	(22,504,820)	(58,929,130)
Subscriptions from Reorganization (Note 13)	—	—

Net increase (decrease) in fund shares	(6,684,957)	19,503,436

Common Shares (Note 13)
Shares sold	—	—

Net increase (decrease) in fund shares	—	—

28	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2014 (unaudited) ($)	Six Months Ended June 30, 2014(a) ($)	Year Ended December 31, 2013 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	347,373	(18,274)	6,637
Net realized gain (loss) on investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	(20,343)	47,956	33,960
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options contracts, futures contracts and foreign currency related translations	(3,507,687)	44,717	169,623

Net increase (decrease) from operations	(3,180,657)	74,399	210,220

Distributions to shareholders from:
Net investment income
Class A	(56,976)	—	—
Class C	(1,383)	—	—
Class Z	(543,998)	—	—
Net realized gains
Class A	—	—	—
Class C	—	—	—
Class Z	—	—	—
Return of Capital
Class A	—	—	—
Class C	—	—	—
Class Y	—	—	—

Total distributions	(602,357)	—	—

Share transactions:
Proceeds from sale of shares
Class A	4,120,455	—	—
Class C	109,042	—	—
Class Z	20,855,555	—	—
Common Shares (Note 13)	—	1,831,274	—
Value of distributions reinvested
Class A	63,694	—	—
Class C	1,446	—	—
Class Z	602,275	—	—
Cost of shares redeemed
Class A	(376,334)	—	—
Class C	(1,425)	—	—
Class Z	(5,460,551)	—	—
Reorganization (Note 13)
Class A	—	—	—
Class C	—	—	—
Class Z	11,582,156	—	—
Redemption fees (Note 8)	—	—	—

Net increase (decrease) from shares transactions	31,496,313	1,831,274	—

Total increase (decrease) in net assets	27,713,299	1,905,673	210,220

Net Assets
Beginning of period	2,721,364	815,691	605,471

End of period	30,434,663	2,721,364	815,691

Accumulated net investment income (loss)	(272,012)	(17,028)	5,850

(a)	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30.

See accompanying Notes to Financial Statements.	29

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2014 (unaudited) ($)	Six Months Ended June 30, 2014(a) ($)	Year Ended December 31, 2013 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	679,707	—	—
Issued for distribution reinvested	11,408	—	—
Shares redeemed	(67,209)	—	—

Net increase (decrease) in fund shares	623,906	—	—

Class C:
Shares sold	18,147	—	—
Issued for distribution reinvested	259	—	—
Shares redeemed	(255)	—	—

Net increase (decrease) in fund shares	18,151	—	—

Class Z
Shares sold	5,371,058	—	—
Issued for distribution reinvested	108,216	—	—
Shares redeemed	(989,221)	—	—
Subscriptions from Reorganization (Note 13)	438,178	—	—

Net increase (decrease) in fund shares	4,928,231	—	—

Common Shares (Note 13)
Shares sold	—	303,191	—

Net increase (decrease) in fund shares	—	303,191	—

(a)	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30.

30	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2014 (unaudited)	Highland Long/Short Equity Fund

($)
Cash Flows Used in Operating Activities
Net increase in net assets from operations	1,362,373

Adjustments to Reconcile Net Investment Loss to Net Cash Used in Operating Activities
Purchases of investment securities from unaffiliated issuers	(2,182,747,400)
Purchases of investment securities from affiliated issuers	(10,209,012)
Proceeds from disposition investment securities from unaffiliated issuers	2,219,208,516
Purchases of securities sold short	(1,463,031,041)
Proceeds from securities sold short	1,448,785,322
Purchases of purchased options	(10,243,481)
Proceeds from the disposition of purchased options	5,986,341
Net premium received on open written options	4,435,852
Net realized gain on investments from unaffiliated issuers	(35,911,119)
Net realized gain on securities sold short	(2,065,297)
Net realized gain on written options contracts	(2,257,140)
Net realized gain on foreign currency related transactions	(243,583)
Net change in unrealized depreciation on investments, securities sold short, written options contracts, futures contracts and foreign currency related translations	31,903,002
Net change in short-term investments	36,327,256
Increase in restricted cash	(97,934,495)
Decrease in receivable for investments sold	658,696
Decrease in dividends and interest receivable	150,936
Decrease in receivable for swap payments	616
Decrease in receivable for fund shares sold	540,730
Increase in prepaid expenses and other assets	(104,874)
Increase in receivable for variation margin	(360,815)
Increase in payable for investments purchased	38,673,664
Increase in payable for fund shares redeemed	5,337,600
Increase in payable for distributions	54,129
Decrease in payables to related parties	(58,120)
Decrease in payable upon receipt of securities on loan	(36,327,256)
Decrease in payable for distribution and shareholder service fees	(18,832)
Increase in payable for commitment fees	24
Increase in payable for transfer agent fees	184,580
Decrease in payable for swap payments	(3,588,390)
Increase in accrued expenses and other liabilities	396,655

Net cash flow used in operating activities	(51,094,563)

Cash Flows Used in Financing Activities
Proceeds from shares sold	133,951,629
Payment of shares redeemed	(230,522,694)
Distributions paid in cash	(4,880,801)

Net cash flow used in financing activities	(101,451,866)

Effect of exchange rate changes on cash	(175,995)

Net decrease in cash	(152,722,424)

Cash
Beginning of the year	277,784,956

End of the year	125,062,532

Supplemental disclosure of cash flow information:
Reinvestment of distributions	32,806,170

Cash paid during the year for interest	234,736

Cash paid during the year for commitment fees	4,918

See accompanying Notes to Financial Statements.	31

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2014 (unaudited)	Highland Long/Short Healthcare Fund

($)
Cash Flows Provided by Operating Activities
Net increase in net assets from operations	8,394,234

Adjustments to Reconcile Net Investment Loss to Net Cash Provided by Operating Activities
Purchases of investment securities from unaffiliated issuers	(772,751,202)
Proceeds from disposition investment securities from unaffiliated issuers	717,805,983
Purchases of securities sold short	(489,312,624)
Proceeds from securities sold short	540,623,749
Purchases of purchased options	(32,386,126)
Proceeds from the disposition of purchased options	29,785,966
Net premium received on open written options	812,148
Net accretion of discount	(991)
Net realized gain on investments from unaffiliated issuers	(21,409,207)
Net realized loss on securities sold short	16,089,432
Net realized gain on written options contracts	(812,148)
Net realized loss on foreign currency related transactions	17,391
Net change in unrealized appreciation on investments, securities sold short, written options contracts, futures contracts and foreign currency related translations	(5,332,908)
Net change in short-term investments	18,283,122
Increase in restricted cash	(12,404,266)
Increase in receivable for investments sold	(40,168,339)
Increase in dividends and interest receivable	(62,322)
Decrease in receivable for fund shares sold	3,574,817
Increase in prepaid expenses and other assets	(126,771)
Increase in payable for investments purchased	61,484,088
Decrease in payable for fund shares redeemed	(2,707,059)
Decrease in payable for distributions	(8,949)
Increase in payables to related parties	66,980
Decrease in payable upon receipt of securities on loan	(18,283,122)
Decrease in payable for distribution and shareholder service fees	(13,068)
Increase in payable for commitment fees	187
Increase in accrued expenses and other liabilities	247,234

Net cash flow provided by operating activities	1,406,229

Cash Flows Provided by Financing Activities
Proceeds from shares sold	181,625,814
Payment of shares redeemed	(118,103,299)
Distributions paid in cash	(1,956,023)

Net cash flow provided by financing activities	61,566,492

Effect of exchange rate changes on cash	(16,353)

Net increase in cash	62,956,368

Cash & Foreign Currency
Beginning of the year	101,004,236

End of the year	163,960,604

Supplemental disclosure of cash flow information:
Reinvestment of distributions	13,787,955

Cash paid during the year for commitment fees	1,587

32	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2014 (unaudited)	Highland Floating Rate Opportunities Fund

($)
Cash Flows Provided by Operating Activities
Net decrease in net assets from operations	(25,034,905)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchases of investment securities from unaffiliated issuers	(397,303,735)
Proceeds from disposition investment securities from unaffiliated issuers	450,474,764
Proceeds from disposition investment securities from affiliated issuers	16,678,069
Purchases of securities sold short	(41,168,291)
Proceeds from securities sold short	4,551,667
Net accretion of discount	(1,658,103)
Net realized gain on investments from unaffiliated issuers	(3,192,480)
Net realized loss on investments from affiliated issuers	415,251
Net realized gain on securities sold short	(1,644,651)
Net realized loss on foreign currency related transactions	101,079
Net change in unrealized depreciation on investments, securities sold short and foreign currency related translations	47,526,259
Net change in short-term investments	(30,227,345)
Decrease in restricted cash	36,342,192
Decrease in receivable for investments sold	96,424,229
Decrease in dividends and interest receivable	226,293
Increase in receivable for fund shares sold	(3,604,979)
Increase in prepaid expenses and other assets	(283,003)
Decrease in payable for investments purchased	(2,423,541)
Increase in payable for fund shares redeemed	1,954,171
Decrease in payable for distributions	(278,274)
Increase in payables to related parties	2,708,264
Increase in payable upon receipt of securities on loan	30,227,345
Decrease in payable for distribution and shareholder service fees	(65,999)
Increase in payable for commitment fees	75,336
Increase in payable for transfer agent fees	109,306
Decrease in accrued expenses and other liabilities	(484,217)

Net cash flow provided by operating activities	180,444,702

Cash Flows Used in Financing Activities
Decrease in notes payable	(47,000,000)
Proceeds from shares sold	175,158,615
Payment of shares redeemed	(330,234,022)
Distributions paid in cash	(2,453,544)

Net cash flow used in financing activities	(204,528,951)

Effect of exchange rate changes on cash	(102,434)

Net decrease in cash	(24,186,683)

Cash/Due to Custodian
Beginning of the year	15,772,026

End of the year	(8,414,657)

Supplemental disclosure of cash flow information:
Reinvestment of distributions	15,876,378

Cash paid during the year for interest	68,608

Cash paid during the year for commitment fees	202,793

See accompanying Notes to Financial Statements.	33

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2014 (unaudited)	Highland Opportunistic Credit Fund

($)
Cash Flows Used in Operating Activities
Net decrease in net assets from operations	(3,180,657)

Adjustments to Reconcile Net Investment Income to Net Cash Used in Operating Activities
Purchases of investment securities from unaffiliated issuers	(45,027,273)
Proceeds from disposition investment securities from unaffiliated issuers	6,768,140
Net accretion of discount	(26,264)
Net realized loss on investments from unaffiliated issuers	46,203
Net realized gain on foreign currency related transactions	(25,860)
Net change in unrealized depreciation on investments, securities sold short and foreign currency related translations	3,507,687
Net change in short-term investments	(5,732,485)
Increase in receivable for investments sold	(2,891,745)
Increase in dividends and interest receivable	(375,258)
Increase in receivable for fund shares sold	(159,202)
Increase in prepaid expenses and other assets	(436,876)
Decrease in receivable for expense reimbursement due from Investment Advisor	40,909
Increase in payable for investments purchased	5,535,088
Increase in payable for fund shares redeemed	413,865
Decrease in payable for audit and tax	(19,088)
Increase in payables to related parties	14,332
Increase in payable upon receipt of securities on loan	5,732,485
Increase in payable for distribution and shareholder service fees	105
Increase in payable for commitment fees	10,563
Increase in payable for transfer agent fees	93
Increase in accrued expenses and other liabilities	6,662

Net cash flow used in operating activities	(35,798,576)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	25,085,052
Payment of shares redeemed	(5,838,310)
Proceeds from reorganization (Note 13)	11,582,156
Distributions received in cash	65,058

Net cash flow provided by financing activities	30,893,956

Effect of exchange rate changes on cash	24,674

Net decrease in cash	(4,879,946)

Cash/Due to Custodian
Beginning of the year	1,952,914

End of the year	(2,927,032)

Supplemental disclosure of cash flow information:
Reinvestment of distributions	667,415

Cash paid during the year for interest	727

Cash paid during the year for commitment fees	41

34	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,				For the Ten Months Ended 06/30/10
			2014	2013	2012	2011

Net Asset Value, Beginning of Period	$12.18		$11.37	$11.30	$11.10	$10.68	$10.37
Income from Investment Operations:
Net investment loss(a)	(0.10)		(0.21)	(0.16)	(0.22)	(0.21)	(0.19)
Redemption fees added to paid-in capital(a)	—		— (b)	— (b)	— (b)	— (b)	0.01
Net realized and unrealized gain/(loss)(a)	0.12		1.97	0.53	0.48	0.93	0.59

Total from investment operations	0.02		1.76	0.37	0.26	0.72	0.41
Less Distributions Declared to Shareholders:
From net realized gains	(0.48)		(0.95)	(0.30)	(0.06)	(0.30)	(0.10)

Total distributions declared to shareholders	(0.48)		(0.95)	(0.30)	(0.06)	(0.30)	(0.10)
Net Asset Value, End of Period(i)	$11.72		$12.18	$11.37	$11.30	$11.10	$10.68
Total return(c)(i)	0.22	%(d)	15.60%	3.38%	2.42%	6.62%	3.90	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$134,001		$195,612	$141,351	$265,712	$286,581	$207,323
Gross operating expenses(f)(g)	3.54%		3.75%	3.79%	3.66%	3.64%	4.19%
Waiver/reimbursement	(1.24)%		(1.25)%	(1.25)%	(1.25)%	(1.25)%	(1.25)%
Net operating expenses(f)(h)	2.30%		2.50%	2.54%	2.41%	2.39%	2.94%
Dividends and fees on securities sold short	0.44%		0.56%	0.66%	0.53%	0.41%	0.70%
Net operating expenses (excluding dividends and fees on securities sold short)	1.86%		1.94%	1.88%	1.88%	1.98%	2.24%
Net investment loss	(1.59)%		(1.69)%	(1.40)%	(1.99)%	(1.89)%	(2.10)%
Portfolio turnover rate	274	%(d)	349%	706%	650%	684%	496	%(d)

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 3.49% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 3.75%, 3.79%, 3.66%, 3.64% and 4.19% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	35

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,				For the Ten Months Ended 06/30/10
			2014	2013	2012	2011

Net Asset Value, Beginning of Period	$11.62		$10.95	$10.96	$10.83	$10.48	$10.22
Income from Investment Operations:
Net investment loss(a)	(0.13)		(0.27)	(0.22)	(0.28)	(0.27)	(0.24)
Redemption fees added to paid-in capital(a)	—		— (b)	— (b)	— (b)	— (b)	0.01
Net realized and unrealized gain/(loss)(a)	0.10		1.89	0.51	0.47	0.92	0.59

Total from investment operations	(0.03)		1.62	0.29	0.19	0.65	0.36
Less Distributions Declared to Shareholders:
From net realized gains	(0.48)		(0.95)	(0.30)	(0.06)	(0.30)	(0.10)

Total distributions declared to shareholders	(0.48)		(0.95)	(0.30)	(0.06)	(0.30)	(0.10)
Net Asset Value, End of Period(i)	$11.11		$11.62	$10.95	$10.96	$10.83	$10.48
Total return(c)(i)	(0.20	)%(d)	14.89%	2.75%	1.83%	6.18%	3.46	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$53,089		$55,795	$45,925	$57,677	$79,243	$59,290
Gross operating expenses(f)(g)	4.22%		4.39%	4.48%	4.31%	4.29%	4.84%
Waiver/reimbursement	(1.24)%		(1.25)%	(1.26)%	(1.25)%	(1.25)%	(1.25)%
Net operating expenses(f)(h)	2.98%		3.14%	3.22%	3.06%	3.04%	3.59%
Dividends and fees on securities sold short	0.46%		0.56%	0.67%	0.53%	0.41%	0.70%
Net operating expenses (excluding dividends and fees on securities sold short)	2.52%		2.58%	2.55%	2.53%	2.63%	2.89%
Net investment loss	(2.23)%		(2.35)%	(2.02)%	(2.64)%	(2.54)%	(2.75)%
Portfolio turnover rate	274	%(d)	349%	706%	650%	684%	496	%(d)

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 4.17% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 4.39%, 4.48%, 4.31%, 4.29% and 4.84% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

36	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,				For the Ten Months Ended 06/30/10
			2014	2013	2012	2011

Net Asset Value, Beginning of Period	$12.51		$11.61	$11.50	$11.27	$10.81	$10.46
Income from Investment Operations:
Net investment loss(a)	(0.08)		(0.17)	(0.11)	(0.18)	(0.17)	(0.16)
Redemption fees added to paid-in capital(a)	—		— (b)	— (b)	— (b)	— (b)	0.01
Net realized and unrealized gain/(loss)(a)	0.12		2.02	0.52	0.47	0.93	0.60

Total from investment operations	0.04		1.85	0.41	0.29	0.76	0.45
Less Distributions Declared to Shareholders:
From net realized gains	(0.48)		(0.95)	(0.30)	(0.06)	(0.30)	(0.10)

Total distributions declared to shareholders	(0.48)		(0.95)	(0.30)	(0.06)	(0.30)	(0.10)
Net Asset Value, End of Period(i)	$12.07		$12.51	$11.61	$11.50	$11.27	$10.81
Total return(c)(i)	0.38	%(d)	16.07%	3.68%	2.56%	7.02%	4.25	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$730,874		$766,646	$692,705	$399,689	$163,490	$3,827
Gross operating expenses(f)(g)	3.21%		3.39%	3.54%	3.31%	3.29%	3.84%
Waiver/reimbursement	(1.24)%		(1.25)%	(1.26)%	(1.25)%	(1.25)%	(1.25)%
Net operating expenses(f)(h)	1.97%		2.14%	2.28%	2.06%	2.04%	2.59%
Dividends and fees on securities sold short	0.46%		0.56%	0.71%	0.53%	0.41%	0.70%
Net operating expenses (excluding dividends and fees on securities sold short)	1.51%		1.58%	1.57%	1.53%	1.63%	1.89%
Net investment loss	(1.23)%		(1.34)%	(0.96)%	(1.64)%	(1.54)%	(1.75)%
Portfolio turnover rate	274	%(d)	349%	706%	650%	684%	496	%(d)

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 3.16% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 3.39%, 3.54%, 3.31%, 3.29% and 3.84% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	37

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,							For the Ten Months Ended 06/30/10
			2014		2013		2012	2011

Net Asset Value, Beginning of Period	$15.07		$11.03		$10.87		$13.75	$11.19		$9.42
Income from Investment Operations:
Net investment loss(a)	(0.13)		(0.27)		(0.26)		(0.28)	(0.15)		(0.51)
Redemption fees added to paid-in capital	—		—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)	—
Capital contributions (Note 1)	—		—		(0.03	)(a)	—	—		—
Net realized and unrealized gain/(loss)(a)	0.54		4.31		0.45		(1.36)	3.06		2.28

Total from investment operations	0.41		4.04		0.16		(1.63)	2.91		1.77
Less Distributions Declared to Shareholders:
From net realized gains	(0.68)		—		—		(1.25)	(0.35)		—

Total distributions declared to shareholders	(0.68)		—		—		(1.25)	(0.35)		—
Net Asset Value, End of Period(i)	$14.80		$15.07		$11.03		$10.87	$13.75		$11.19
Total return(c)(i)	2.85	%(d)	36.63%		1.47%		(12.37)%	26.63%		18.79	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$159,884		$153,358		$11,652		$29,861	$23,767		$2,042
Gross operating expenses(f)(g)	2.17%		2.55%		3.52%		3.30%	3.14%		6.86%
Waiver/reimbursement	—		—		—		(0.36)%	(1.19)%		(0.91)%
Net operating expenses(f)(h)	2.17%		2.55%		3.52%		2.94%	1.95%		5.95%
Dividends and fees on securities sold short	0.47%		0.77%		1.03%		1.09%	0.53%		0.03%
Net operating expenses (excluding dividends and fees on securities sold short)	1.70%		1.78%		2.49%		1.85%	1.42%		5.92%
Net investment loss	(1.75)%		(1.82)%		(2.48)%		(2.31)%	(1.26)%		(5.69)%
Portfolio turnover rate	282	%(d)	538%		1,035%		1,336%	1,553%		262	%(d)

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 2.17% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 2.55%, 3.52%, 3.30%, 3.14% and 6.86% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

38	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,							For the Ten Months Ended 06/30/10
			2014		2013		2012	2011

Net Asset Value, Beginning of Period	$14.50		$10.68		$10.59		$13.54	$11.04		$9.33
Income from Investment Operations:
Net investment loss(a)	(0.18)		(0.35)		(0.31)		(0.34)	(0.23)		(0.55)
Redemption fees added to paid-in capital	—		—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)	—
Capital contributions (Note 1)	—		—		(0.03	)(a)	—	—		—
Net realized and unrealized gain/(loss)(a)	0.53		4.17		0.43		(1.37)	3.08		2.26

Total from investment operations	0.35		3.82		0.09		(1.70)	2.85		1.71
Less Distributions Declared to Shareholders:
From net realized gains	(0.68)		—		—		(1.25)	(0.35)		—

Total distributions declared to shareholders	(0.68)		—		—		(1.25)	(0.35)		—
Net Asset Value, End of Period(i)	$14.17		$14.50		$10.68		$10.59	$13.54		$11.04
Total return(c)(i)	2.54	%(d)	35.77%		0.85%		(13.04)%	26.35%		18.33	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$54,775		$47,964		$5,460		$9,181	$6,075		$338
Gross operating expenses(f)(g)	4.43%		3.25%		4.20%		3.95%	3.79%		7.51%
Waiver/reimbursement	—		—		—		(0.36)%	(1.19)%		(0.91)%
Net operating expenses(f)(h)	4.43%		3.25%		4.20%		3.59%	2.60%		6.60%
Dividends and fees on securities sold short	0.48%		0.79%		1.07%		1.09%	0.53%		0.03%
Net operating expenses (excluding dividends and fees on securities sold short)	3.95%		2.46%		3.13%		2.50%	2.07%		6.57%
Net investment loss	(2.41)%		(2.51)%		(3.05)%		(2.96)%	(1.91)%		(6.34)%
Portfolio turnover rate	282	%(d)	538%		1,035%		1,336%	1,553%		262	%(d)

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 4.43% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 3.25%, 4.20%, 3.95%, 3.79% and 7.51% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	39

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,							For the Ten Months Ended 06/30/10
			2014		2013		2012	2011

Net Asset Value, Beginning of Period	$15.40		$11.23		$11.03		$13.88	$11.26		$9.47
Income from Investment Operations:
Net investment loss(a)	(0.11)		(0.22)		(0.21)		(0.24)	(0.11)		(0.49)
Redemption fees added to paid-in capital	—		—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)	—
Capital contributions (Note 1)	—		—		(0.03	)(a)	—	—		—
Net realized and unrealized gain/(loss) (a)	0.56		4.39		0.44		(1.37)	3.08		2.28

Total from investment operations	0.45		4.17		0.20		(1.60)	2.97		1.79
Less Distributions Declared to Shareholders:
From net realized gains	(0.68)		—		—		(1.25)	(0.35)		—

Total distributions declared to shareholders	(0.68)		—		—		(1.25)	(0.35)		—
Net Asset Value, End of Period(i)	$15.17		$15.40		$11.23		$11.03	$13.88		$11.26
Total return(c)(i)	3.04	%(d)	37.13%		1.81%		(11.95)%	26.79%		18.90	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$169,503		$112,879		$13,801		$14,210	$13,705		$7,606
Gross operating expenses(f)(g)	1.25%		2.26%		3.24%		2.95%	2.79%		6.51%
Waiver/reimbursement	—		—		—	(j)	(0.36)%	(1.19)%		(0.91)%
Net operating expenses(f)(h)	1.25%		2.26%		3.24%		2.59%	1.60%		5.60%
Dividends and fees on securities sold short	0.48%		0.80%		1.13%		1.09%	0.53%		0.03%
Net operating expenses (excluding dividends and fees on securities sold short)	0.77%		1.46%		2.11%		1.50%	1.07%		5.57%
Net investment loss	(1.40)%		(1.51)%		(1.95)%		(1.96)%	(0.91)%		(5.34)%
Portfolio turnover rate	282	%(d)	538%		1,035%		1,336%	1,553%		262	%(d)

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 1.25% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 2.26%, 3.24%, 2.95%, 2.79% and 6.51% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(j)	Represents less than 0.005%.

40	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,						For the Ten Months Ended 06/30/10*
			2014		2013		2012	2011

Net Asset Value, Beginning of Period	$8.20		$7.74		$6.85		$6.96	$6.55	$5.98
Income from Investment Operations:
Net investment income(a)	0.15		0.33		0.30		0.26	0.27	0.18
Redemption fees added to paid-in capital(a)	—		—	(b)	—	(b)	— (b)	—	—
Net realized and unrealized gain/(loss)(a)	(0.34)		0.46		0.98		(0.07)	0.46	0.57

Total from investment operations	(0.19)		0.79		1.28		0.19	0.73	0.75
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.32)		(0.30	)(i)	(0.30)	(0.32)	(0.06)
From return of capital	—		(0.01)		(0.09	)(i)	—	—	(0.12)

Total distributions declared to shareholders	(0.15)		(0.33)		(0.39)		(0.30)	(0.32)	(0.18)
Net Asset Value, End of Period(h)	$7.86		$8.20		$7.74		$6.85	$6.96	$6.55
Total return(c)(h)	(2.32	)%(d)	10.43%		19.16%		2.52%	11.73%	12.68	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$274,825		$342,776		$249,450		$203,684	$264,385	$191,925
Gross operating expenses(j)	1.00	%(f)	1.60	%(f)	1.79%		2.53%	2.65%	2.88%
Waiver/reimbursement	0.36%		(0.26)%		(0.21)%		—	—	—
Net operating expenses(g)	1.36	%(f)	1.34	%(f)	1.58%		2.53%	2.65%	2.88%
Dividends and fees on securities sold short	0.07%		0.04%		—		—	—	—
Net operating expenses (excluding dividends and fees on securities sold short)	1.29%		1.30%		—		—	—	—
Net investment income	3.70%		4.15%		4.06%		3.91%	3.97%	3.29%
Portfolio turnover rate	27	%(d)	69%		71%		50%	104%	57	%(d)

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(h)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(i)	Changed from previously reported amounts of $(0.32) and $(0.07), respectively. See Note 5.
(j)	Gross operating expenses (excluding interest expense and commitment fees) were 1.45% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 1.52%, 1.65%, 2.11%, 2.18% and 2.27% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.

See accompanying Notes to Financial Statements.	41

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,						For the Ten Months Ended 06/30/10*
			2014		2013		2012	2011

Net Asset Value, Beginning of Period	$8.20		$7.74		$6.85		$6.96	$6.55	$5.98
Income from Investment Operations:
Net investment income(a)	0.13		0.30		0.26		0.23	0.24	0.15
Redemption fees added to paid-in capital(a)	—		—	(b)	—	(b)	— (b)	—	—
Net realized and unrealized gain/(loss)(a)	(0.34)		0.45		0.98		(0.07)	0.45	0.58

Total from investment operations	(0.21)		0.75		1.24		0.16	0.69	0.73
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.28)		(0.26	)(i)	(0.27)	(0.28)	(0.06)
From return of capital	—		(0.01)		(0.09	)(i)	—	—	(0.10)

Total distributions declared to shareholders	(0.13)		(0.29)		(0.35)		(0.27)	(0.28)	(0.16)
Net Asset Value, End of Period(h)	$7.86		$8.20		$7.74		$6.85	$6.96	$6.55
Total return(c)(h)	(2.56	)%(d)	9.90%		18.58%		2.01%	11.16%	12.22	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$332,836		$380,974		$326,476		$320,178	$437,220	$332,355
Gross operating expenses(j)	1.50	%(f)	2.10	%(f)	2.30%		3.03%	3.15%	3.38%
Waiver/reimbursement	0.36%		(0.26)%		(0.22)%		—	—	—
Net operating expenses(g)	1.86	%(f)	1.84	%(f)	2.08%		3.03%	3.15%	3.38%
Dividends and fees on securities sold short	0.07%		0.04%		—		—	—	—
Net operating expenses (excluding dividends and fees on securities sold short)	1.79%		1.80%		—		—	—	—
Net investment income	3.21%		3.72%		3.56%		3.41%	3.47%	2.79%
Portfolio turnover rate	27	%(d)	69%		71%		50%	104%	57	%(d)

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(h)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(i)	Changed from previously reported amounts of $(0.28) and $(0.07), respectively. See Note 5.
(j)	Gross operating expenses (excluding interest expense and commitment fees) were 1.95% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 2.02%, 2.16%, 2.61%, 2.68% and 2.77% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.

42	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14 (unaudited)		For the Years Ended June 30,						For the Ten Months Ended 06/30/10*
			2014		2013		2012	2011

Net Asset Value, Beginning of Period	$8.19		$7.74		$6.84		$6.96	$6.55	$5.97
Income from Investment Operations:
Net investment income(a)	0.16		0.36		0.29		0.29	0.29	0.20
Redemption fees added to paid-in capital(a)	—		—	(b)	—	(b)	— (b)	—	—
Net realized and unrealized gain/(loss)(a)	(0.33)		0.45		1.03		(0.08)	0.46	0.58

Total from investment operations	(0.17)		0.81		1.32		0.21	0.75	0.78
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.35)		(0.33	)(i)	(0.33)	(0.34)	(0.07)
From return of capital	—		(0.01)		(0.09	)(i)	—	—	(0.13)

Total distributions declared to shareholders	(0.16)		(0.36)		(0.42)		(0.33)	(0.34)	(0.20)
Net Asset Value, End of Period(h)	$7.86		$8.19		$7.74		$6.84	$6.96	$6.55
Total return(c)(h)	(2.03	)%(d)	10.68%		19.77%		2.73%	12.11%	13.20	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$273,615		$340,089		$170,170		$22,568	$35,668	$41,785
Gross operating expenses(j)	0.64	%(f)	1.25	%(f)	1.31%		2.18%	2.30%	2.53%
Waiver/reimbursement	0.36%		(0.26)%		(0.27)%		—	—	—
Net operating expenses(g)	1.00	%(f)	0.99	%(f)	1.04%		2.18%	2.30%	2.53%
Dividends and fees on securities sold short	0.07%		0.04%		—		—	—	—
Net operating expenses (excluding dividends and fees on securities sold short)	0.93%		0.95%		—		—	—	—
Net investment income	4.04%		4.49%		3.88%		4.26%	4.32%	3.64%
Portfolio turnover rate	27	%(d)	69%		71%		50%	104%	57	%(d)

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(h)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(i)	Changed from previously reported amounts of $(0.34) and $(0.08), respectively. See Note 5.
(j)	Gross operating expenses (excluding interest expense and commitment fees) were 1.09% for the period ended December 31, 2014. Gross operating expenses (excluding interest expense and commitment fees) were 1.17%, 1.21%, 1.76%, 1.83% and 1.92% for the years or periods ended June 30, 2014, 2013, 2012, 2011 and 2010, respectively.

See accompanying Notes to Financial Statements.	43

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14* (unaudited)

Net Asset Value, Beginning of Period	$6.22
Income from Investment Operations:
Net investment income(a)	0.07
Net realized and unrealized gain	(0.69)

Total from investment operations	(0.62)
Less Distributions Declared to Shareholders:
From net investment income	(0.13)

Total distributions declared to shareholders	(0.13)
Net Asset Value, End of Period	$5.47
Total return(b)	(10.03	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$3,413
Gross expenses	1.71	%(e)
Net expenses(d)	1.27	%(e)
Net investment income	2.33	%(e)
Portfolio turnover rate	16	%(c)

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class A shares commenced operations on July 1, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c)	Not annualized.
(d)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(e)	Annualized.

44	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/14* (unaudited)

Net Asset Value, Beginning of Period	$6.22
Income from Investment Operations:
Net investment income(a)	0.07
Net realized and unrealized gain	(0.71)

Total from investment operations	(0.64)
Less Distributions Declared to Shareholders:
From net investment income	(0.11)

Total distributions declared to shareholders	(0.11)
Net Asset Value, End of Period	$5.47
Total return(b)	(10.39	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)	$99
Gross expenses	2.16	%(e)
Net expenses(d)	1.72	%(e)
Net investment income	2.49	%(e)
Portfolio turnover rate	16	%(c)

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class C commenced operations on July 1, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c)	Not annualized.
(d)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements.	45

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class Z

	For the Six Months Ended 12/31/14* (unaudited)		For the Six Months Ended 06/30/14**		2013**	2012**		2011**	2010**

Net Asset Value, Beginning of Period	$6.21		$6.04		$4.49	$3.36		$3.60	$6.98
Income from Investment Operations:
Net investment income/(loss)	0.08	(a)	(0.05)		0.05	(0.04	)(a)	(0.01)	0.06	(a)
Net realized and unrealized gain/(loss)	(0.68)		0.22		1.50	1.17		(0.23)	0.46
Distributions from net investment income to preferred shareholders, including declared distributions	—		—		—	—		—	(0.03)

Total from investment operations	(0.60)		0.17		1.55	1.13		(0.24)	0.49
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		—		—	—		—	(0.05)
From return of capital	—		—		—	—		—	(3.82)

Total distributions declared to shareholders	(0.15)		—		—	—		—	(3.87)
Net Asset Value, End of Period	$5.46		$6.21		$6.04	$4.49		$3.36	$3.60
Total return(b)	(9.71	)%(c)	2.81	%(c)	34.52%	33.23%		(6.39)%	12.88%
Ratios based on average net assets of common shares:
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$26,922		$2,721		$816	$605		$2,757	$2,951
Gross expenses	1.29	%(e)	4.23%		8.52%	6.86%		5.77%	3.94%
Net expenses(d)	0.87	%(e)	2.00%		2.00%	5.95%		5.77%	3.94%
Net investment income/(loss)	2.67	%(e)	(1.53)%		0.93%	(1.55)%		(0.27)%	1.46	%(f)
Common and Preferred Share Information at End of Period:
Ratios based on net assets of common and preferred shares:
Gross expenses	1.29	%(e)	4.23%		8.52%	6.86%		5.77%	3.88%
Net expenses(d)	0.87	%(e)	2.00%		2.00%	5.95%		5.77%	3.88%
Net investment income/(loss)	2.67	%(e)	(1.53)%		0.93%	(1.55)%		(0.27)%	1.33%
Portfolio turnover rate	16	%(c)	—%		—%	—%		8%	3	%(g)
Preferred Share Information at End of Period
Aggregate amount outstanding, end of period (000’s)	$—		$—		$—	$—		$—	$—
Asset coverage per share(h)	$—		$—		$—	$—		$—	$—

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30.
**	Historical data shown is that of the Highland Special Situations Fund, which reorganized into the Highland Opportunistic Credit Fund on July 1, 2014 (See Note 13).
(a)	Per share net investment income has been calculated using the average share method.
(b)	Total return at net asset value assuming all distributions reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c)	Not annualized.
(d)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(e)	Annualized.
(f)	Net investment income ratio does not reflect payment to preferred shareholders. The ratio reflecting such payment was 1.34% and 7.13% for the years ended December 31, 2010 and December 31, 2009, respectively.
(g)	Portfolio turnover rate excludes securities delivered from processing the redemption-in-kind.
(h)	Asset coverage per share equals net assets of common shares plus the redemption value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period. During the year ended December 31, 2010 all the preferred shares were redeemed.

46	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2014	Highland Funds I

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with four separate portfolios, each of which is non-diversified: Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Floating Rate Opportunities Fund (the “Floating Rate Opportunities Fund”) and Highland Opportunistic Credit Fund (formerly, Highland Special Situations Fund) (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”), and Highland/iBoxx Senior Loan ETF which is reported separately.

Highland Opportunistic Credit Fund commenced operations on July 1, 2014 as separate series of the Trust (and was formerly known as the Highland Special Situations Fund (the “Predecessor Fund”) and is advised by the Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”), which also served as the investment adviser to the Predecessor Fund.

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and, collectively, the “Shares”). The Funds currently offer Class A, Class C and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

At December 31, 2014, Highland Capital Management, L.P., an affiliate of Highland Capital Management Fund Advisors, L.P. (the “Investment Advisor”) owned 2.75% of the total shares outstanding of the Long/Short Healthcare Fund.

Capital Contribution

On October 1, 2012, the Investment Advisor contributed $1,388 to Long/Short Healthcare Fund to mitigate the negative impact to shareholders from an incorrect amount recorded on a security.

On November 1, 2012, an option position was incorrectly accounted for in the Highland Long/Short Healthcare Fund by one of the Fund’s prime brokers. The error resulted in a $107,222 loss on the position. Highland determined it was a trade error and is in discussions with the prime broker to make the Fund whole. As such, the loss was booked as a contribution to capital and a receivable from broker.

Highland Capital Management, L.P., which is controlled directly and indirectly by Mr. James Dondero and Mr. Mark Okada, by virtue of their respective share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder, invested $3 million into the Highland Opportunistic Credit Fund on November 11, 2014.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value (“NAV”) of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.

Valuation of Investments

In computing the Funds’ net assets attributable to Shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such

Semi-Annual Report	47

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements:

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2014, the Funds’ investments consisted of senior loans, collateralized loan obligations, corporate bonds and notes, common stocks, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and collateralized loan obligations are generally based on quotes received from brokers or independent pricing

48	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

services. Loans, bonds and collateralized loan obligations with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and collateralized loan obligations that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Semi-Annual Report	49

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2014 is as follows:

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$786,700,734	$786,700,734	$—	$—
Purchased Call Options	846,250	846,250	—	—
Registered Investment Companies	9,248,748	9,248,748	—	—
Investment Companies	32,616,209	32,616,209	—	—

Total Assets	829,411,941	829,411,941	—	—

Liabilities
Securities Sold Short
Consumer Discretionary	(49,995,976)	(47,684,565)	(2,311,411)	—
Consumer Staples	(3,428,560)	(3,428,560)	—	—
Financial	(62,914,936)	(57,349,897)	(5,565,039)	—
Healthcare	(7,206,823)	(7,206,823)	—	—
Industrials	(54,901,085)	(54,901,085)	—	—
Information Technology	(65,006,948)	(65,006,948)	—	—
Other Financial Instruments
Futures Contracts
Equity Contracts(2)	(361,376)	(361,376)	—	—
Written Options Contracts
Equity Contracts	(27,500)	(27,500)	—	—

Total Liabilities	(243,843,204)	(235,966,754)	(7,876,450)	—

Total	$585,568,737	$593,445,187	$(7,876,450)	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

50	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
U.S. Senior Loans(1)	$4,301,250	$—	$—	$4,301,250
Common Stocks
Consumer Discretionary	8,076,184	8,076,184	—	—
Financial	3,292,877	3,292,877	—	—
Healthcare
Biotechnology	36,277,500	36,277,500	—	—
Healthcare Distributors	6,268,684	6,268,684	—	—
Healthcare Equipment	54,754,247	54,601,619	—	152,628
Healthcare Facilities	41,872,765	41,872,765	—	—
Healthcare Services	43,340,882	42,565,849	—	775,033
Healthcare Supplies	9,412,548	9,412,548	—	—
Healthcare Technology	2,913,057	2,913,057	—	—
Life Sciences Tools & Services	21,208,063	21,208,063	—	—
Managed Healthcare	18,899,365	18,899,365	—	—
Pharmaceuticals	36,405,143	36,405,143	—	—
Industrials	4,221,241	4,221,241	—	—
Rights(1)
Equity Contracts	331,378	331,378	—	—
Warrants(1)
Equity Contracts	2,949,852	—	2,949,852	—
Purchased Call Options(1)	21,750	21,750	—	—
Investment Companies	25,447,024	25,447,024	—	—

Total Assets	319,993,810	311,815,047	2,949,852	5,228,911

Liabilities
Securities Sold Short(1)	(127,771,020)	(127,771,020)	—	—

Total Liabilities	(127,771,020)	(127,771,020)	—	—

Total	$192,222,790	$184,044,027	$2,949,852	$5,228,911

(1)	See Investment Portfolio detail for industry breakout.

Semi-Annual Report	51

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Aerospace	$8,665,367	$—	$1,900,952	$6,764,415
Broadcasting	4,418,190	—	—	4,418,190
Chemicals	33,811,698	—	33,811,698	—
Consumer Discretionary	3,124,676	—	—	3,124,676
Consumer Products	9,385,904	—	—	9,385,904
Energy	30,219,491	—	9,804,839	20,414,652
Financial	24,268,248	—	10,856,155	13,412,093
Food & Drug	13,402,481	—	13,402,481	—
Forest Products & Containers	14,908,262	—	14,908,262	—
Gaming & Leisure	20,912,812	—	14,973,918	5,938,894	(2)
Healthcare	52,986,222	—	18,833,085	34,153,137
Housing	7,684,961	—	—	7,684,961
Information Technology	66,095,924	—	61,084,285	5,011,639
Manufacturing	30,729,415	—	6,225,803	24,503,612
Media & Telecommunications	82,379,678	—	52,812,457	29,567,221
Metals & Minerals	3,800,689	—	3,800,689	—
Retail	37,235,542	—	37,235,542	—
Service	108,482,453	—	84,422,394	24,060,059
Transportation	26,954	—	—	26,954
Utility	50,434,217	—	45,865,111	4,569,106
Foreign Denominated or Domiciled Senior Loans(1)	79,924,862	—	56,717,171	23,207,691
Collateralized Loan Obligations	93,014,363	—	93,014,363	—
Corporate Bonds & Notes(1)	49,591,261	—	49,591,261	—
Claims(1)	435,319	—	435,319	—
Common Stocks & Exchange-Traded Funds
Broadcasting	428,418	—	—	428,418
Consumer Discretionary	5,533,704	5,533,704	—	—
Energy	1,677,429	—	—	1,677,429
Gaming & Leisure	—	—	—	—	(2)
Healthcare	51,758	—	—	51,758
Housing	5,561,561	—	—	5,561,561	(2)
Media & Telecommunications	76,641,028	39,261,696	37,379,332	—	(2)
Other	5,689,555	5,689,555	—	—
Real Estate	3	—	—	3
Transportation	6,979	—	—	6,979
Utility	2,969,176	—	2,969,176	—
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Investment Companies	46,258,200	46,258,200	—	—

Total Assets	970,756,800	96,743,155	650,044,293	223,969,352

Liabilities
Securities Sold Short(1)	(15,253,200)	(15,253,200)	—	—

Total Liabilities	(15,253,200)	(15,253,200)	—	—

Total	$955,503,600	$81,489,955	$650,044,293	$223,969,352

(1)	See Investment Portfolio detail for industry/country breakout.
(2)	This category includes securities with a value of zero.

52	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

	Total value at December 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Energy	$299,207	$—	$299,207	$—
Healthcare	2,150,625	—	—	2,150,625
Service	2,587,765	—	2,587,765	—
Utility	9,572,724	—	8,573,702	999,022
Corporate Bonds & Notes(1)	6,234,290	—	6,234,290	—
Foreign Corporate Bonds & Notes	2,201	—	—	2,201
Sovereign Bonds	6,418,912	—	6,418,912	—
Common Stocks
Commercial & Professional Services	456,222	34,347	—	421,875
Healthcare Equipment & Services	20,149	—	—	20,149
Materials	1,594,303	—	—	1,594,303
Media	474,043	—	474,043	—
Software & Services	1,897,309	1,897,309	—	—
Technology	1,110,889	1,110,889	—	—
Telecommunication Services	859,935	—	—	859,935
Utilities	946,770	—	946,770	—
Preferred Stocks(1)	855,000	—	855,000	—
Investment Companies	5,776,041	5,776,041	—	—

Total	$41,256,385	$8,818,586	$26,389,689	$6,048,110

(1)	See Investment Portfolio detail for industry/country breakout.

The tables below set forth a summary of changes in the Long/Short Healthcare Fund’s, the Floating Rate Opportunities Fund’s and Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended December 31, 2014. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2014 or December 31, 2014.

	Balance as of June 30, 2014		Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2014	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
US. Senior Loans	$—	(1)	$—	$—	$991	$—	$(95,341)	$4,395,600	$—	$4,301,250	$(95,341)
Common Stocks
Healthcare Equipment	350,008		—	—	—	—	(197,380)	—	—	152,628	(197,380)
Healthcare Services	898,895		—	—	—	—	(123,862)	—	—	775,033	(123,862)
Warrants
Equity Contracts	3,911,166		—	(2,941,504)	0	0	(969,662)	—	—	—	—

Total	$5,160,069		$—	$(2,941,504)	$991	$—	$(1,386,245)	$4,395,600	$—	$5,228,911	$(416,583)

(1)	This category includes securities with a value of zero.

Semi-Annual Report	53

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

	Balance as of June 30, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2014	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Aerospace	$—	$6,764,415	$—	$—	$—	$—	$—	$—	$6,764,415	$—
Broadcasting	5,448,553	—	—	—	—	—	—	(1,030,363)	4,418,190	—
Consumer Discretio nary	—	3,124,676	—	—	—	—	—	—	3,124,676	—
Consumer Products	—	9,385,904	—	—	—	—	—	—	9,385,904	—
Energy	8,541,667	12,872,984		5,589		(1,005,588)			20,414,652	(1,005,588)
Financial	—	13,412,093	—	—	—	—	—	—	13,412,093	—
Gaming & Leisure	6,260,739	—	—	—	—	(590,299)	268,454	—	5,938,894	(590,299)
Healthcare	19,715,899	6,784,399	—	32,782	—	(521,997)	8,142,054	—	34,153,137	(521,997)
Housing	8,179,490	—	—	(10)	(662)	(966,421)	636,438	(163,874)	7,684,961	(966,421)
Information Techn ology	—	5,011,639	—	—	—	—	—	—	5,011,639	—
Manufacturing	—	19,472,047	—	—	—	31,565	5,000,000	—	24,503,612	—
Media & Telecom muni cations	765,765	9,938,873	—	5,680	(433,379)	312,495	24,683,145	(5,705,358)	29,567,221	312,495
Service	—	24,060,059	—	—	—	—	—	—	24,060,059	—
Transportation	24,258	—	—	—	—	2,696	—	—	26,954	2,696
Utility	4,180,347	—	—	20,474	157,768	58,471	5,551,065	(5,399,019)	4,569,106	58,471
Foreign Denominated or Domiciled Senior Loans	3,078,998	11,757,246	—	(17,578)	(3,958)	(370,001)	13,568,152	(4,805,168)	23,207,691	(86,731)
Common Stocks & Exchange-Traded Funds
Broadcasting	2,529,226	—	—	—	1,585,567	(357,951)	—	(3,328,424)	428,418	(357,951)
Energy	1,677,429	—	—	—	—	—	—	—	1,677,429	—
Gaming & Leisure	3,944,631	—	—	—	—	13,572,444	—	(17,517,075)	—	—
Healthcare	12,836	—	—	—	—	38,922	—	—	51,758	38,922
Housing	5,287,935	—	—	—	—	273,626	—	—	5,561,561	273,626
Media & Telecom muni cations	—	—	—	—	—	—	—	—	—	—
Real Estate	—	—	—	—	—	(751,478)	751,481	—	3	(751,478)
Transportation	1,821	—	—	—	—	5,158	—	—	6,979	5,158

Warrants
Equity Contracts	—	—	—	—	—	—	—	—	—	—

Total	$69,649,594	$122,584,335	$—	$46,937	$1,305,336	$9,731,642	$58,600,789	$(37,949,281)	$223,969,352	$(3,589,097)

54	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

	Balance as of June 30, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2014	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Opportunistic Credit Fund
US. Senior Loans
Healthcare	$—	$—	$—	$—	$—	$(47,175)	$2,197,800	$—	$2,150,625	$(47,175)
Utility	—	—	—	—	—	44,941	954,081	—	999,022	44,941.00
Foreign Corporate Bonds & Notes	2,201	—	—	—	—	—	—	—	2,201	—
Common Stocks
Commercial & Professional Services	—	—	—	—	—	(20,625)	442,500	—	421,875	(20,625)
Healthcare Equipment & Services	46,206	—	—	—	—	(26,057)	—	—	20,149	(26,057)
Materials	—	—	—	—	—	(312,282)	1,906,585		1,594,303	(312,282)
Telecommunications	—	—	—	—	—	0	859,935	—	859,935	—

Total	$48,407	$—	$—	$—	$—	$(361,198)	$6,360,901	$—	$6,048,110	$(361,198)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended December 31, 2014, a net amount of $122,584,335 of the Floating Rate Opportunities Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to Level 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the period ended December 31, 2014, a net amount of $2,941,504 of the Long/Short Healthcare Fund were transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2.

Semi-Annual Report	55

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 12/31/14	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Debt	$4,301,250	Third-Party Pricing Vendor	N/A	N/A
Common Stocks	927,661	Discounted Cash Flows	Discount Rate	21%
		Weighted Scenarios	Scenario Probabilities	15% - 50%
		Multiple Analysis	Multiples	3.8x

Total	$5,228,911
Highland Floating Rate Opportunities Fund
Debt	$216,243,204	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Multiple of Revenue	.45x - .55x
			Multiple of EBITDA	4.75x - 5.25x
		Discounted Cash Flows	Discount Rate	18% - 25%
			Terminal Multiple	3.0x - 4.0x
		Liquidation Analysis	Settlement Discount	15% - 30%
		Escrow Analysis	Discount Rate	20%
Common Stocks	7,726,148	Multiples Analysis	Multiple of Revenue	.45x - .55x
			Multiple of EBITDA	4.75x - 5.25x
		Adjusted Appraisal	Liquidity Discount	15% - 25%
			Minority Discount	20%
			Regional Market Appreciation	35% - 39%
		Third-Party Pricing Vendor	N/A	N/A
		Discounted Cash Flows	Discount Rate	18% - 50%
			Terminal Multiple	3.0x - 4.0x
		Escrow Analysis	Discount Rate	20%

Total	$223,969,352
Highland Opportunistic Credit Fund
Debt	$3,151,848	Third-Party Pricing Vendor	N/A	N/A
Common Stocks	2,896,262	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Multiple of EBITDA	7.5x - 10.5x
		Discounted Cash Flows	Discount Rate	21%
		Sales Analysis	N/A	N/A

Total	$6,048,110

The significant unobservable inputs used in the fair value measurement of the Funds’ debt investments are discount rates and liquidity discounts. Significant increases or decreases in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates, scenario probabilities and liquidity discounts. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of specific identification method for both financial statement and U.S. federal income tax purposes.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

56	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, management of the Funds, is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Funds intend to pay distributions from net investment income, if any, on a monthly basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include cash posted as collateral in the segregated account or with the broker-dealers.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay any dividends or other payments received on such borrowed securities. Cash held as collateral for securities sold short is classified as restricted cash on the Long/Short Equity Fund, Long/Short Healthcare Fund and the Floating Rate Opportunities Funds’ Statements of Assets and Liabilities. Restricted cash in the amounts of $201,043,427, $65,193,319 and $43,712,172 were held with the broker for the Long/Short Equity Fund, Long/Short Healthcare Fund and Floating Rate Opportunities Fund, respectively. Additionally, securities valued at $255,580,004 and $96,516,278 were posted in the Long/Short Equity Fund and Long/Short Healthcare Fund’s segregated accounts as collateral.

Note 3. Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Funds enter into a forward foreign currency exchange contract, they are required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Funds’ total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Funds’ commitment with respect to the contract. The Floating Rate Opportunities Fund invested in forward foreign currency exchange contracts, however, none were held as of December 31, 2014.

For the period ended December 31, 2014, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not invest in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. For the period ended December 31, 2014, the Long/Short Equity Fund held futures contracts as detailed in the Fund’s Investment Portfolio. The Long/Short Equity Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions and to gain market exposure for residual and accumulating cash positions.

For the period ended December 31, 2014, the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the period ended December 31, 2014, the Long/Short Equity Fund invested in written options to provide leveraged short exposure. The Long/Short Equity Fund and the Long/Short Healthcare Fund invested in purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the period ended December 31, 2014 were as follows:

Long/Short Equity Fund	Number of Contracts	Premium
Outstanding, June 30, 2014	5,500	$621,401
Call Options Written	42,609	5,030,965
Put Options Written	28,250	2,106,339
Call Options Exercised	(19,040)	(1,849,158)
Call Options Expired	(9,080)	(990,848)
Put Options Expired	(13,400)	(939,159)
Call Options Closed	(14,489)	(2,190,959)
Put Options Closed	(14,850)	(1,167,180)

Outstanding, December 31, 2014	5,500	621,401

Long/Short Healthcare Fund	Number of Contracts	Premium
Outstanding, June 30, 2014	—	$—
Put Options Written	13,997	1,162,571
Put Options Expired	(12,182)	(837,820)
Put Options Closed	(1,815)	(324,751)

Outstanding, December 31, 2014	—	—

For the period ended December 31, 2014, the Opportunistic Credit Fund and the Floating Rate Opportunities Fund did not invest in options.

Additional Derivative Information

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows and d) how the netting of derivatives subject to master netting arrangements affects the net exposure of a Fund related to the derivatives.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at December 31, 2014.

	Fair Value
Fund	Asset Derivative		Liability Derivative
Long/Short Equity Fund
Equity Price Risk	$846,250	(1)	$388,876	(2)(3)
Long/Short Healthcare Fund
Equity Price Risk	21,750	(1)	—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written option contracts, at value.
(3)	Statement of Assets and Liabilities location: Variation margin receivable/payable.

To reduce counterparty credit risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Floating Rate Opportunities Fund held certain investments during the period with such Master Arrangements; however, none were outstanding at December 31, 2014.

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2014, is as follows:

Fund	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Long/Short Equity Fund
Equity Price Risk	$(1,578,221	)(1)	$(355,585	)(2)
Foreign Currency Risk	378,352	(3)	—
Long/Short Healthcare Fund
Equity Price Risk	(4,206,937	)(1)	2,084,473	(2)
Floating Rate Opportunities Fund
Foreign Currency Risk	(76,615	)(4)	(164,958	)(5)

(1)	Statement of Operations location: Net realized gain/(loss) on written options contracts, future contracts and/or investments.
(2)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on written options contracts, futures contracts and/or investments.
(3)	Statement of Operations location: Net realized gain/(loss) on futures contracts.
(4)	Statement of Operations location: Net realized gain/(loss) on foreign currency related transactions.
(5)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on foreign currency related translations.

The average volume of derivative activity for the period ended December 31, 2014, is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Long/Short Equity Fund
Purchased Options Contracts	5,067	$—
Futures Contracts	—	(9,016)
Written Options Contracts	5,500	—
Long/Short Healthcare Fund
Purchased Options Contracts	5,904	—
Floating Rate Opportunities Fund
Forward Foreign Currency Exchange Contracts	—	(54,986)

Note 4. Securities Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Funds’ securities lending policies, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash or securities of the U.S. government or its agencies or instrumentalities, irrevocable letters of credit issued by a bank, or forms of collateral acceptable under a Fund’s securities lending agreement, at least equal at all times to the current market value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

Securities lending transactions are entered into Securities Lending Authorization Agreements (“SLAA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Fund can reinvest cash collateral, or, upon an

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity allows for full replacement of securities lent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Long/Short Equity Fund	$32,616,209	$(37,547,859)	$—	$—
Long/Short Healthcare Fund	25,447,024	(30,204,867)	—	—
Floating Rate Opportunities Fund	46,258,200	(44,668,043)	—	1,590,157
Opportunistic Credit Fund	5,776,041	(7,391,979)	—	—

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at period end.

For the period ended December 31, 2014, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral (1)	Security Lending Collateral Non-Cash Collateral(2)
Long/Short Equity Fund	$37,547,859	$32,616,209	$6,154,989
Long/Short Healthcare Fund	30,204,867	25,447,024	5,758,263
Floating Rate Opportunities Fund	44,668,043	46,258,200	—
Opportunistic Credit Fund	7,391,979	5,776,041	2,560,784
(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of U.S. Government Treasury & Agency debt.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of fund shares and tax attributes from fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended June 30, 2014, permanent differences chiefly resulting from net investment losses, dividends on short sales, foreign currency gains and losses, equalization, short sale holding period reclass and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in- Capital
Long/Short Equity Fund	$15,200,622	$(24,117,366)	$8,916,744
Long/Short Healthcare Fund	2,507,262	(2,507,262)	—
Floating Rate Opportunities Fund	1,999,912	5,807,652	(7,807,564)
Opportunistic Credit Fund	(4,604)	4,604	—

At June 30, 2014, the Funds’ most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences (1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Long/Short Equity Fund	$35,513,945	$2,142,884	$—	$(128,307)	$—	$48,050,464
Long/Short Healthcare Fund	5,135,693	825,971	—	(68,008)	—	(166,154)
Floating Rate Opportunities Fund	—	—	—	(734,192)	(925,122,182)	(368,061,778)
Opportunistic Credit Fund	6,646	—	—	(1,566)	(8,966,293)	100,422

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

(1)	Other temporary differences is comprised of dividends payable, organizational expenses, partnership adjustments and default loan market discounts.
(2)

Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, partnership adjustments, disallowed losses for unsettled short sales, defaulted bonds, and other adjustments.

As of June 30, 2014, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2015(1)		2016(1)		2017(1)		2018(1)		No Expiration Long- Term(2)	Total
Floating Rate Opportunities Fund	$8,394,093	(3)	$232,159,979	(3)	$450,912,670	(3)	$143,999,490	(3)	$36,958,128	$872,424,360
Opportunistic Credit Fund	—		—		3,212,361		3,076,455		2,659,072	8,947,888

(1)	The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.
(2)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

(3)	These capital loss carryforward amounts were acquired in a reorganization and are available to offset future capital gains of Floating Rate Opportunities Fund.

For the year ended June 30, 2014, there were no capital loss carryforwards for the Long/Short Equity Fund and Long/Short Healthcare Fund.

The tax character of distributions paid during the years ended June 30, 2014 and June 30, 2013 (unless otherwise indicated) is as follows:

	Distributions Paid From:
Fund	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital
Long/Short Equity Fund
2014	$70,812,740	$3,123,983	$—
2013	24,088,101	—	—
Floating Rate Opportunities Fund
2014	46,931,922	—	950,186
2013	21,786,709	—	6,857,328

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2014, based on cost of investments for U.S. federal income tax purposes is:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) (1)	Cost
Long/Short Equity Fund	$30,801,587	$10,704,136	$20,097,451	$809,314,490
Long/Short Healthcare Fund	5,606,925	6,573,068	(966,143)	320,959,953
Floating Rate Opportunities Fund	77,378,866	494,481,686	(417,102,820)	1,387,859,620
Opportunistic Credit Fund	769,382	4,416,959	(3,647,577)	44,903,962

(1)

Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, partnership adjustments, disallowed losses for unsettled short sales, defaulted bonds, and other adjustments.

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December 31, 2014	Highland Funds I

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2014, the Funds elected to defer the following losses incurred from November 1, 2013 through June 30, 2014:

Fund	Realized Capital Losses
Floating Rate Opportunities Fund	$52,697,823
Opportunistic Credit Fund	18,406

In the first quarter of the 2014 fiscal year, the Trust identified a book-tax difference related to foreign-currency losses that were recorded as a capital loss in Floating Rate Opportunities Fund for fiscal year 2013, which should have been reported as a reduction of income in the financial statements for the fiscal year ended June 30, 2013. This resulted in a reclassification from “Distributions to shareholders from: Net Investment Income” to “Distributions to shareholders from: Return of Capital” on the Statement of Changes in Net Assets in the amount of $6,857,328. The reclassification also affects the components of Net Assets on the Statement of Assets and Liabilities, the character of distributions represented on the Financial Highlights, and the tax character of earnings and distributions represented in Note 4, U.S. Federal Income Tax Information in prior year financial statements. Management evaluated the impact of the adjustment and determined the impact was not material to the prior period financial statements; however management has revised the June 30, 2013 financial statements as presented herein. The correction has no effect on Net Asset Value, total Net Assets, Fund returns, or total increase in net assets resulting from operations. The error also impacted previously reported financial highlights. See the Financial Highlights statement for the impact to financial highlights as reported at June 30, 2013.

The following tables illustrate the effect of the adjustment in the Statement of Assets and Liabilities, Statement of Changes in Net Assets, and related footnote disclosures for the period and year ended June 30, 2013, to allow a reader to roll the components of the Fund Net Assets from the prior year to the current year for Floating Rate Opportunities Fund.

	Corrected Amount	Previous Published Amount	Adjustment
Statement of Assets and Liabilities:
Net Assets Consist of:
Par Value	$96,419	$96,419	$—
Paid-in-Capital	2,101,640,498	2,108,497,826	(6,857,328)
Accumulated net investment loss	(24,729,109)	(24,003,420)	(725,689)
Accumulated net realized gain/(loss)	(883,237,412)	(890,820,429)	7,583,017
Net unrealized appreciation/(depreciation)	(447,520,300)	(447,520,300)	—

Net Assets	$746,250,096	$746,250,096	$—

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

	Corrected Amount	Previous Published Amount	Adjustment
Statement of Changes in Net Assets:
Distributions to shareholders from:
Net investment income
Class A	$(8,158,527)	$(10,545,249)	$2,386,722
Class B	(71,663)	(91,537)	19,874
Class C	(11,460,980)	(15,271,797)	3,810,817
Class Z	(2,095,539)	(2,735,454)	639,915
Return of capital
Class A	(2,386,722)	—	(2,386,722)
Class B	(19,874)	—	(19,874)
Class C	(3,810,817)	—	(3,810,817)
Class Z	(639,915)	—	(639,915)

Total distributions	(28,644,037)	(28,644,037)	—

Accumulated net investment loss	$24,729,109	$(24,003,420)	$(725,689)

	Corrected Amount	Previous Published Amount	Adjustment
U.S. Federal Income Tax Information
Tax Reclassifications:
Undistributed Net Investment Income	$(34,312)	$691,377	$(725,689)
Accumulated Net Realized Gain/(Loss)	6,891,640	(691,377)	7,583,017
Paid-in-Capital	(6,857,328)	—	(6,857,328)
Components of Distributable Earnings
Undistributed Ordinary Income	—	725,689	(725,689)
Undistributed Long-Term Capital Gains	—	—	—
Undistributed Tax-Exempt Income	—	—	—
Accumulated Capital and Other Losses	(884,992,058)	(892,575,075)	7,583,017
Net Tax Appreciation/(Depreciation)	(469,802,752)	(469,802,752)	—
Tax Character of Distributions
Distributions paid from:
Ordinary Income	21,786,709	28,644,037	(6,857,328)
Long-Term Capital Gains	—	—	—
Return of Capital	6,857,328	—	6,857,328

Note 6. Credit Agreement

Effective June 13, 2012, the Floating Rate Opportunities Fund entered into a $300,000,000 credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company with an expiration of June 10, 2013. On October 29, 2012, the Credit Agreement was amended, reducing the facility from $300,000,000 to $250,000,000. For the period June 13, 2012 to June 9, 2013, interest was charged at a rate equal to the adjusted London Interbank Offered Rate (“LIBOR”) plus 1.10% per annum based on the outstanding borrowings. On June 10, 2013, the Credit Agreement was amended to reduce the interest rate to the adjusted LIBOR plus 0.95% per annum based on the out standing borrowings. In addition, a commitment fee of 0.15% per annum is charged on the unutilized commitment amount. On May 16, 2014, the Credit Agreement was amended to increase the facility to $350,000,000 and to extend the expiration date to May 15, 2015. Included in the Statement of Operations is $60,608 of interest expense related to the Credit Agreement and $278,129 of commitment fees. As of December 31, 2014, the fair value of the outstanding debt under the Credit Agreement was estimated to be $13,144,888, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.64% over the 11 month risk free rate.

64	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

The Floating Rate Opportunities Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement, as amended, and the Fund is required to maintain 300% asset coverage under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Floating Rate Opportunities Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness
12/31/2014	$13,000,000	1,873.1%
06/30/2014	60,000,000	1,577.6
06/30/2013	N/A	N/A
06/30/2012	89,000,000	718.4
06/30/2011	135,000,000	659.9
06/30/2010	115,000,000	606.0
06/30/2009	181,000,000	465.8
06/30/2008	511,000,000	409.3
06/30/2007	960,000,000	400.5

Effective May 24, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Funds have access to the facility, but aggregate borrowings cannot exceed $25,000,000. Interest is charged to the Funds based on their borrowing at a rate equal to the greater of the Federal Funds Effective Rate plus 1.25% or the LIBOR plus 1.25%. In addition, the Funds agree to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Commitment fees-credit agreement” on the Statement of Operations. On May 23, 2014, the Credit Agreement was amended to extend the expiration date to May 22, 2015. Effective July 31, 2014, the Credit Agreement was amended to include the Opportunistic Credit Fund. On October 27, 2014, the Credit Agreement was increased to $150,000,000. Additionally, the Funds agreed to pay increased commitment fee expenses of 0.15% on undrawn amounts. For the period ended December 31, 2014, Floating Rate Opportunities Fund and the Opportunistic Credit Fund’s average daily note balance was $12,032,609 and $910, respectively, at a weighted average interest rate of 0.95%.

During the period ended December 31, 2014, the Long/Short Equity Fund and the Long/Short Healthcare Fund did not have any outstanding borrowings.

Note 7. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Sub-Advisory Fees

The Investment Adviser receives from the Long/ Short Equity Fund, the Opportunistic Credit Fund and the Long/Short Healthcare Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 2.25%, 1.00% and 1.00%, respectively.

The Long/Short Healthcare Fund and the Investment Adviser have entered into a sub-advisory agreement with “Highland Capital Healthcare Advisors LP (formerly, “Cummings Bay Capital Management, L.P.”) (“HCHA” or the “Sub-Adviser”). The Fund pays sub-advisory fees to HCHA at an annual rate of 0.50% of the Average Daily Managed Assets of the Fund.

The Investment Adviser receives from the Floating Rate Opportunities Fund monthly investment advisory fees, computed and accrued daily, based on an annual rate of 0.65% of the Fund’s Average Daily Managed Assets for the first $1 billion, 0.60% of the Fund’s Average Daily Managed Assets for the next $1 billion and 0.55% of the Fund’s Average Daily Managed Assets over $2 billion.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

The Investment Adviser provides administrative services to each Fund other than the Opportunistic Credit Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s Average Daily managed net assets.

Service and Distribution Fees

Highland Capital Funds Distributor, Inc. (formerly, Foreside Funds Distributors LLC) (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the period ended December 31, 2014, the Underwriter received $30,200, $457,010, $142,122 and $681 of front-end sales charges for Class A Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund, the Floating

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December 31, 2014	Highland Funds I

Rate Opportunities Fund and Opportunistic Credit Fund, respectively. The Underwriter also received $1,076, $4,408 and $12,420 of CDSC for Class C Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class A Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class C Shares
Long/Short Equity Fund	0.35%	1.00%
Long/Short Healthcare Fund	0.35%	1.00%
Floating Rate Opportunities Fund	0.35%	0.85%
Opportunistic Credit Fund	0.35%	0.85%

For the period ended December 31, 2014, the Distribution and Service fees, which are included on the Statement of Operations for each class, were as follows:

Fund	Class A Fees	Class C Fees
Long/Short Equity Fund	$293,735	$272,708
Long/Short Healthcare Fund	291,137	257,139
Floating Rate Opportunities Fund	551,526	1,536,600
Opportunistic Credit Fund	4,913	271

Expense Limits and Fee Reimbursements

For the Long/Short Equity Fund, the Investment Adviser contractually agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. This waiver will continue through at least October 31, 2015 and may not be terminated prior to this date without the action or consent of the Board of Trustees.

For the Floating Rate Opportunities Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses of the Floating Rate Opportunities Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment company Act of 1940, taxes, dividend expenses on short sales, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 0.95% of average daily net assets of the Fund (the “FRO Expense Cap”). The FRO Expense Cap will continue through at least October 31, 2015, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

The Trust, on behalf of the Floating Rate Opportunities Fund, has contractually agreed to pay the Investment Adviser all amounts previously paid, waived or reimbursed by the Investment Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, dividend expenses on short sales, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Investment Adviser more than 36 months from the date such amounts were paid, reimbursed or waived. The Investment Adviser may not recoup any amounts previously paid, waived or reimbursed under the Expense Cap before payment of the Floating Rate Opportunities Fund’s operating expenses for the year in which the Investment Adviser intends to recoup such amounts.

During the period, the Floating Rate Opportunities Fund received proceeds from litigation. $2,942,785 of the litigation proceeds were used to offset legal fees incurred by the Floating Rate Opportunities Fund during prior periods. This resulted in a negative legal fees balance on the Statement of Operations.

For the period ended December 31, 2014, the Investment Adviser recouped $2,942,785 of amounts previously paid, waived or reimbursed.

The remaining recoupment amount for the Floating Rate Opportunities Fund was $1,138,049 and $1,358,354 at December 31, 2014 and June 30, 2014, respectively, and which will expire on December 31, 2017 and June 30, 2017, respectively.

For Opportunistic Credit Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 0.90% of average daily net assets of the Fund (the “HOCF Expense Cap”). The HOCF Expense Cap will continue through at least October 31, 2015, and may not be terminated prior to this date without the action or consent of the Board of Trustees. The Trust, on behalf of the Opportunistic Credit Fund, has contractually agreed to pay the Investment Adviser all amounts previously paid, waived or reimbursed by the Investment Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses (excluding Excluded

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December 31, 2014	Highland Funds I

Expenses) of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Investment Adviser more 36 months from the date such amounts were paid, reimbursed or waived. The Investment Adviser may not recoup any amounts previously paid, waived or reimbursed under the Expense Cap before payment of the Opportunistic Credit Fund’s operating expenses for the year in which the Investment Adviser intends to recoup such amounts. The recoupment amount for the Opportunistic Credit Fund was $56,079 for the period ended December 31, 2014, and which will expire on December 31, 2017.

For the period ended December 31, 2014, the Investment Adviser waived $6,085,133, $1,138,049 and $56,079 for the Long/Short Equity Fund, Floating Rate Opportunities Fund and Opportunistic Credit Fund, respectively.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are each advised by the Investment Adviser or its affiliated advisors as of the date of this report.

The Funds pay no compensation to their two interested Trustees or any of their officers, all of whom are employees of the Investment Adviser.

Note 8. Redemption Fees

The Funds impose a 2.00% redemption fee on some Class A, Class C and Class Z Shares that are redeemed or exchanged within two months or less after the date of purchase, unless otherwise waived by a Fund. The fee is calculated based on the shares’ aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees were removed as of October 17, 2013.

Note 9. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Concentration Risk

The Funds may focus their investments in instruments of only a few companies. The concentration of the Funds’ portfolio in any one obligor would subject the Funds to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Funds to a greater degree of risk with respect to economic downturns relating to such industry.

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty credit risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater net asset value fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of a Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Forward Foreign Currency Exchange Contracts Risk

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may use forward contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds. At the expiration of the contracts, the Funds realize the gain or loss. Upon entering into such contracts, the Funds bear the risk of exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Funds because the forwards are not exchange-traded, and there is no clearinghouse to guarantee the forwards against default.

Futures Contracts Risk

The risks of entering into futures contracts include the possibilities that their markets may become illiquid and/or changes in the values of the contracts may not correlate to changes in the values of the underlying instruments.

Hedging Transactions Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the

Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Indemnification Risk

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments in Foreign Markets Risk

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Leverage Risk

The Funds may use leverage in their investment programs, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

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December 31, 2014	Highland Funds I

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Restricted Securities Risk

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at the Funds’ expense, the Funds’ expenses would be increased.

Senior Loans Risk

The risk that the issuer or a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Funds’ returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates. The Long/Short Healthcare Fund’s, Floating Rate Opportunities Fund’s and Opportunistic Credit Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short-Selling Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Troubled, Distressed or Bankrupt Companies Risk

The Funds invest in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Note 10. Investment Transactions

Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the period ended December 31, 2014, were as follows:

	U.S Government Securities(1)		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Long/Short Equity Fund	$—	$—	$2,179,763,802	$2,203,131,967
Long/Short Health care Fund	—	—	770,507,602	720,070,968
Floating Rate Opportunities Fund	—	—	355,267,627	277,502,082
Opportunistic Credit Fund	—	—	43,440,761	3,873,257

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the period ended December 31, 2014.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland Funds I

Note 11. Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Long/Short Equity Fund held at least five percent of the outstanding voting securities of the following companies during the period ended December 31, 2014:

			Market Value
Issuer	Shares at June 30, 2014	Shares at December 31, 2014	June 30, 2014	December 31, 2014	Affiliated Income	Purchases	Sales
Highland Energy MLP Fund (Registered Investment Companies)	—	830,975	$—	$9,248,748	$209,012	$10,209,012	$—

	—	830,975	$—	$9,248,748	$209,012	$10,209,012	$—

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the period ended December 31, 2014:

			Market Value
Issuer	Shares at June 30, 2014	Shares at December 31, 2014	June 30, 2014	December 31, 2014	Affiliated Income	Purchases	Sales
CCS Medical, Inc. (Common Stocks & Exchange-Traded Funds)	207,031	207,031	$12,836	$51,758	$—	$—	$—
Endurance Business Media, Inc. (Common Stocks & Exchange-Traded Funds)	4,921	4,921	—	—	—	—	—
Highland/iBoxx Senior Loan, ETF (Common Stocks & Exchange-Traded Funds)	1,150,000	296,331	22,919,500	5,689,555	339,297	—	16,678,069
LLV Holdco, LLC (Common Stocks & Exchange-Traded Funds	34,992	34,992	3,944,631	—	—	—	—
Nevada Land Group LLC (Common Stocks & Exchange-Traded Funds)	8	8	—	—	—	—	—

	1,396,952	543,283	$26,876,967	$5,741,313	$339,297	$—	$16,678,069

For the period ended December 31, 2014, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not hold any affiliated securities.

Note 12. Unfunded Loan Commitments

As of December 31, 2014, the Floating Rate Opportunities Fund had unfunded loan commitments of $52,290,545, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CCS Medical, Inc.	$2,290,545	$2,290,545	—
Dollar Tree, Inc.	50,000,000	50,000,000	—

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. As of December 31, 2014, the Floating Rate Opportunities Fund recognized net discount and unrealized appreciation/(depreciation) on unfunded transactions of $0. The net change in unrealized appreciation/(depreciation) on unfunded transactions was $0.

During the period ended December 31, 2014, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not hold unfunded loan commitments.

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December 31, 2014	Highland Funds I

Note 13. Reorganization

Effective July 1, 2014, all assets and liabilities of the Predecessor Fund were acquired by Highland Opportunistic Credit Fund pursuant to an Agreement and Plan of Reorganization dated July 1, 2014 (the “Fund Merger”). In the Fund Merger, shareholders of the Predecessor Fund received Class Z Shares of the Highland Opportunistic Credit Fund in exchange for Common Shares of the Predecessor Fund.

Because the Highland Opportunistic Credit Fund had no investment operations prior to the closing of the Fund Merger, and based on the similarity of the Highland Opportunistic Credit Fund to the Predecessor Fund, the Predecessor Fund is treated as the survivor of the Fund Merger for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Highland Opportunistic Credit Fund for periods prior to July 1, 2014 is that of the Predecessor Fund.

Mr. James Dondero, the current portfolio manager of the Opportunistic Credit Fund, also served as the portfolio manager of the Predecessor Fund since its inception on May 18, 2005.

Note 14. Legal Matters

Matters Relating to FRO’s Investment in TOUSA, Inc.

Floating Rate Opportunities Fund (“FRO”) is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff”), which are home building companies to which the Lenders loaned money through different lending facilities. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders. Plaintiff seeks to void the transfers and other equitable relief. FRO and other Funds and accounts managed by the Investment Adviser and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The case went to trial, which concluded in August 2009. On October 13, 2009, the Bankruptcy Court ruled for the Plaintiff in the action and ordered the Defendants to return the proceeds received from the payoff of the term loan at par on July 31, 2007. The proceeds received by FRO totaled $4,000,000. Additionally, the court ordered the Defendants to pay simple interest on the amount returned at an annual rate of 9%. In November 2009, FRO and other Defendants filed appealed the decision from the Bankruptcy Court to the District Court. On December 22, 2009, FRO posted $5,310,479 (“Security”) with the Court. This amount was recorded in the Statement of Assets and Liabilities and the Statement of Operations. On February 11, 2011, the District Court entered an order quashing all liability of the Lenders and declaring the remedies against the Lenders null and void. On May 15, 2012, the Eleventh Circuit Court of Appeal (“Eleventh Circuit”) issued its decision reversing the judgment of the District Court, affirming the liability findings of the Bankruptcy Court, and remanding to the District Court for further proceedings consistent with their opinion. Briefing has been completed at the District Court, but the case has been stayed pending the outcome of a related US Supreme Court case which could have a significant effect on the Tousa action. The US Supreme Court case was heard on January 14, 2014, and the Parties are waiting the decision. FRO’s posted Security will be released upon a final appellate ruling.

Note 15. New Accounting Pronouncements

ASU 2014-11

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11 Transfers and Servicing (Topic 860) — Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). Effective for interim and annual reporting periods in fiscal years that begin after December 15, 2014, ASU 2014-11 requires repurchase-to-maturity transactions to be accounted as secured borrowings, as if the transferor retains effective control of the transferred assets (even though they are not returned to the transferor at settlement). ASU 2014-11 applies to all entities that enter into repurchase-to-maturity transactions or repurchase financings. Although still evaluating the potential impact of ASU 2014-11, Trust management expects that this will not have a material impact on the Funds’ financial statements.

Note 16. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.

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ADDITIONAL INFORMATION (unaudited)

December 31, 2014	Highland Funds I

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2014 through December 31, 2014, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2014	Highland Funds I

	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Annualized Expense Ratio(1)	Expenses Paid During the Period(2)	Actual Returns for Period
Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,002.20	2.30%	$11.61	0.22%
Class C	1,000.00	998.00	2.98%	15.01	-0.20%
Class Z	1,000.00	1,003.80	1.97%	9.95	0.38%
Hypothetical
Class A	$1,000.00	$1,013.61	2.30%	$11.67	5.00%
Class C	1,000.00	1,010.18	2.98%	15.10	5.00%
Class Z	1,000.00	1,015.27	1.97%	10.06	5.00%
Long/Short Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$1,028.50	2.17%	$11.10	2.85%
Class C	1,000.00	1,025.40	4.43%	22.62	2.54%
Class Z	1,000.00	1,030.40	1.25%	6.40	3.04%
Hypothetical
Class A	$1,000.00	$1,014.27	2.17%	$11.02	5.00%
Class C	1,000.00	1,002.87	4.43%	22.36	5.00%
Class Z	1,000.00	1,018.90	1.25%	6.36	5.00%
Floating Rate Opportunities Fund
Actual Fund Return
Class A	$1,000.00	$976.80	1.36%	$6.78	(2.32)%
Class C	1,000.00	974.40	1.86%	9.26	(2.56)%
Class Z	1,000.00	979.70	1.00%	4.99	(2.03)%
Hypothetical
Class A	$1,000.00	$1,018.35	1.36%	$6.92	5.00%
Class C	1,000.00	1,015.83	1.86%	9.45	5.00%
Class Z	1,000.00	1,020.16	1.00%	5.14	5.00%
Opportunistic Credit Fund
Actual Fund Return
Class A	$1,000.00	$899.70	1.27%	$6.08	-10.03%
Class C	1,000.00	896.10	1.72%	$8.22	-10.39%
Class Z	1,000.00	902.90	0.87%	$4.17	(9.71)%
Hypothetical
Class A	$1,000.00	$1,018.80	1.27%	$6.46	5.00%
Class C	1,000.00	$1,016.53	1.72%	$8.74	5.00%
Class Z	1,000.00	$1,020.82	0.87%	$4.43	5.00%

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)	Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 365.

Approval of Highland Funds I Advisory and Sub-Advisory Agreements

The Trust has retained the Investment Advisor to manage the assets of each Fund pursuant to investment advisory agreements between the Investment Advisor and each such Fund (the “Advisory Agreements”). The Trust has also retained Highland Capital Healthcare Advisors, L.P. (the “Sub-Advisor” and, together with the Investment Advisor, the “Advisors”) to serve as sub-advisor to Highland Funds I, on behalf of the Long/Short Healthcare Fund, pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”) by and among the Investment Advisor, the Sub-Advisor and Highland Funds I. The Agreements have been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.

Semi-Annual Report	73

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2014	Highland Funds I

Following an initial two-year term, each of the Agreements continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on June 5-6, 2014, the Board of Trustees, including the Independent Trustees, considered and approved, for an initial two-year period commencing July 1, 2014, the advisory agreement between Highland Funds I, on behalf of the Opportunistic Credit Fund, and the Investment Advisor. As part of the Board of Trustees’ deliberations, the Board considered that the Opportunistic Credit Fund was expected to consolidate with Highland Special Situations Fund (the “Predecessor Fund”) on July 1, 2014. The Board of Trustees further considered that the Opportunistic Credit Fund was expected to be the accounting survivor of the proposed consolidation and, as such, the financial information and performance information for the Opportunistic Credit Fund was expected to be that of the Predecessor Fund.

At a meeting held on August 28, 2014, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Agreements, for a one-year period commencing December 31, 2014, with respect to the Long/Short Equity Fund, Long/Short Healthcare Fund and Floating Rate Opportunities Fund. The primary purpose of the meeting was to ensure that the Trustees had ample opportunity to evaluate matters they deemed relevant in considering the continuation of the Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

At a meeting held on September 11-12, 2014, the Board of Trustees, including the Independent Trustees, approved, for a one-year period commencing on December 31, 2014, the continuance of the Agreements with respect to the Long/Short Equity Fund, Long/Short Healthcare Fund and Floating Rate Opportunities Fund.

As part of its review process, the Board of Trustees requested, through its independent legal counsel, and received from the Advisors, various information and written materials in connection with meetings of the Board of Trustees held on June 5-6, 2014, August 28, 2014 and September 11-12, 2014, including, where applicable: (1) information regarding the financial soundness of the Advisors and the profitability of the Agreements to the Advisors; (2) information on the advisory and compliance personnel of the Advisors, including compensation arrangements; (3) information on the internal compliance procedures of the Advisors; (4) comparative information showing how the Funds’ proposed and/or actual fees and anticipated and/or actual operating expenses compare to those of other registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; (5) information on the investment performance of the Funds or Predecessor Fund, as applicable, including comparisons of such Funds’ performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Funds or Predecessor Fund; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Advisors. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. In addition, the Trustees received an independent report from Keil Fiduciary Strategies (“KFS”), an independent source of investment company data, relating to the Long/Short Equity Fund’s, Long/Short Healthcare Fund’s and Floating Rate Opportunities Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by KFS to be comparable. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda, the detailed information provided by the Advisors and other relevant information and factors. The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Advisors. The Board of Trustees considered the portfolio management services to be provided by the Advisors under the Agreements and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing, or who would provide, advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Advisors. The Trustees also reviewed and discussed information regarding the Advisors’ compliance policies, procedures and personnel, including compensation arrangements. With regard to the

74	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2014	Highland Funds I

Long/Short Healthcare Fund, for which the Investment Advisor has retained the Sub-Advisor, the Trustees considered the services provided by the Investment Advisor with respect to the supervision of the Sub-Advisor, including the performance of periodic detailed analysis and review of the performance by the Sub-Advisor of its obligations to the Fund, including, without limitation, a review of the Sub-Advisor’s investment performance in respect of the Fund; preparation and presentation of periodic reports to the Trustees regarding the investment performance of the Sub-Advisor and other information regarding the Sub-Advisor; review and consideration of any changes in the personnel of the Sub-Advisor responsible for performing the Sub-Advisor’s obligations and making appropriate reports to the Trustees; review and consideration of any changes in the ownership or senior management of the Sub-Advisor and making appropriate reports to the Trustees; performing periodic in-person or telephonic diligence meetings with representatives of the Sub-Advisor; and preparing recommendations with respect to the continued retention of the Sub-Advisor or the replacement of the Sub-Advisor. The Trustees concluded that the Advisors had the quality and depth of personnel and investment methods essential to performing their duties under the Agreements, and that the nature and the quality of such advisory services supported approval of the Agreements.

The Advisors’ historical performance in managing the funds.

With respect to the Agreements being considered for renewal, the Board of Trustees reviewed the historical performance of the Advisors and the Funds’ portfolio management teams in managing the Funds or, in the case of the Opportunistic Credit Fund, the Predecessor Fund, over various time periods and reflected on previous discussions regarding matters bearing on the Advisors’ performance at their meetings throughout the year. With respect to the Long/Short Equity Fund, Long/Short Healthcare Fund and Floating Rate Opportunities Fund, the Trustees discussed relative performance and contrasted the performance of those Funds and their respective portfolio management teams versus that of the Funds’ peers, as represented by certain other registered investment companies that follow investment strategies similar to the Funds as well as comparable indices and the relevant Morningstar category. With respect to the Opportunistic Credit Fund, the Trustees discussed relative performance and compared the performance of the Predecessor Fund to that of an index and the relevant Morningstar categories.

The Board of Trustees considered that, with respect to the Long/Short Equity Fund’s performance, the Long/Short Equity Fund had outperformed the Morningstar Category

Average and the KFS Peer Group for the one- and three- year periods ended June 30, 2014. The Board of Trustees further considered that the Long/Short Equity Fund had underperformed the Morningstar Category Average and the KFS Peer Group for five-year period ended June 30, 2014. The Board of Trustees also took into account management’s discussion of the Long/Short Equity Fund’s performance.

With respect to the Long/Short Healthcare Fund’s performance, the Board of Trustees considered that the Long/Short Healthcare Fund had outperformed the Morningstar Category Average and the KFS Peer Group for the one-, three- and five-year periods ended June 30, 2014. The Board of Trustees also took into account management’s discussion of the Long/Short Healthcare Fund’s performance.

With respect to the Floating Rate Opportunities Fund’s performance, the Board of Trustees considered that the Floating Rate Opportunities Fund had outperformed the Morningstar Category Average, the KFS Peer Group and its benchmark, the Credit Suisse Leveraged Loan Index, for the one-, three- and five-year periods ended June 30, 2014. The Board of Trustees further considered that the Floating Rate Opportunities Fund had underperformed the Morningstar Category Average, the KFS Peer Group and its benchmark for the ten-year period ended June 30, 2014. The Board of Trustees also took into account management’s discussion of the Floating Rate Opportunities Fund’s performance.

With respect to each of the foregoing Funds, the Trustees concluded that each Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund.

With respect to the Opportunistic Credit Fund, the Board of Trustees considered the historical performance of the Investment Advisor and the Predecessor Fund’s portfolio management teams in managing the Predecessor Fund over various time periods and reflected on previous discussions regarding matters bearing on the Advisors’ performance at their meetings throughout the year. The Board of Trustees noted that the Investment Advisor has been active in monitoring and responding to any performance issues with respect to the Predecessor Fund. The Board of Trustees also took into account its discussions with management regarding factors that contributed to the performance of the Predecessor Fund. The Board of Trustees considered the performance of the Predecessor Fund in relation to the Standard & Poor’s 500 Index and a combination of three Morningstar categories (i.e., high yield bond, nontraditional bond and bank loan) due to the distinctive nature of the Predecessor Fund as compared to potential peers. The Board of Trustees further considered the similarities and differences between the way in which the Predecessor Fund had been managed and the way in which the Opportunistic Credit Fund would be managed. Additionally, the Board of Trustees considered that the

Semi-Annual Report	75

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2014	Highland Funds I

Predecessor Fund had outperformed all four benchmarks for the year-to-date, one-, three- and five-year and since inception periods ended April 30, 2014. The Board also took into account management’s discussion of the Predecessor Fund’s performance. The Trustees concluded that the Opportunistic Credit Fund’s performance or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided by the Investment Advisor and the profits to be realized by the Investment Advisor and its affiliates from the relationship with the Funds.

The Board of Trustees also gave substantial consideration to the fees payable or to be paid under the Agreements, the expenses that the Advisors incur in providing advisory services and the profitability to the Advisors of managing the Funds, including where applicable: (1) information regarding the financial condition of the Advisors; (2) information regarding the total fees and payments received or proposed to be received by the Advisors for their services and whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable or to be paid under the Agreements and the proposed and/or actual fees paid by the Funds to the Investment Advisor versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds and (b) the expense ratios of the Funds versus the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; (4) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Advisor for providing administrative services to the Funds under separate agreements and whether such fees are appropriate; and, (5) with respect to the advisory agreement for the Long Short Healthcare Fund, the fact that the fees payable to the Investment Advisor would be reduced by amounts payable to the Sub-Advisor for a given period. The Trustees also considered the so-called “fall-out benefits” to the Advisors with respect to the Funds, such as the reputational value of serving as Investment Advisor or Sub-Advisor to the relevant Funds, potential fees paid to the Advisors’ affiliates by a Fund or portfolio companies for services provided, including administrative services provided to the Funds by the Investment Advisor pursuant to separate agreements, the benefits of research made available to the Advisors by reason of brokerage commissions (if any) generated by the Funds’ securities transactions and the fact that certain of the funds advised by the Investment Advisor would invest in the Opportunistic Credit Fund.

The Board of Trustees considered that the Long/Short Equity Fund’s actual management fees were lower than the KFS Peer Group average and median but above the Morningstar Universe average, while the Long/Short Equity Fund’s total expenses (exclusive of 12b-1 fees) were below the KFS Peer Group average and median and the Morningstar Universe average. The Board of Trustees noted that the Investment Advisor had agreed to waive 1.25% of its total management fee for the Long/Short Equity Fund through at least October 31, 2015 and may not be terminated prior to this date without the action or consent of the Board of Trustees.

The Board of Trustees considered that the Long/Short Healthcare Fund’s actual management fees were above the KFS peer group average and median as well as the Morningstar Universe average, and the Fund’s total expenses (exclusive of 12b-1 fees) were above the KFS Peer Group average and median and the Morningstar Universe average. The Board of Trustees noted that the Investment Advisor had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 1.50% of the average daily net assets of the Long/Short Healthcare Fund through October 31, 2014.

The Board of Trustees considered that the Floating Rate Opportunities Fund’s actual management fees and total expenses (exclusive of 12b-1 fees) were above the KFS Peer Group average and median as well as the Morningstar Universe average. It was noted that, among other expenses, expenses relating to the Floating Rate Opportunities Fund’s use of leverage contributed to the Fund’s higher total expense ratio. The Board of Trustees further noted that the Investment Advisor had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 0.95% of the average daily net assets of the Floating Rate Opportunities Fund through at least October 31, 2015 and may not be terminated prior to this date without the action or consent of the Board of Trustees.

The Board of Trustees noted that the Opportunistic Credit Fund’s proposed management fee was above the Morningstar Nontraditional Bond Category and High Yield Bond Category and that the Opportunistic Credit Fund’s total expenses (exclusive of 12b-1 fees) were above the Nontraditional Bond Category but below the High Yield Bond Category. The Board of Trustees further noted that the Investment Advisor had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 0.90% of the average daily net assets of the Opportunistic Credit Fund through at least October 31, 2015, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

76	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2014	Highland Funds I

After such review, the Trustees determined that the anticipated profitability to the Investment Advisor and Sub-Advisor of the Agreements was fair and reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, where expense caps or advisory fee waivers had been implemented.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders.

The Board of Trustees considered the respective asset levels of the Funds, the information provided by the Advisors relating to their costs and information comparing the fee rates charged by the Advisors with fee rates charged by other unaffiliated investment advisors to their clients. The Board of Trustees noted that the fee schedules for the Floating Rate Opportunities Fund contained breakpoints that reduce the fee rate above specified asset levels. The Board of Trustees also noted those Funds that did not contain breakpoints in the advisory fee schedules and took into account management’s discussion of the same. The Trustees concluded that the fee structures are reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided by the Advisors. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Advisor and/or Sub-Advisor, as applicable, on the one hand and shareholders of the Funds on the other.

Conclusion

Following a further discussion of the factors above and the merits of the Agreements and their various provisions, it was noted that in considering the approval of the Agreements, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Agreements, including the advisory and sub-advisory fees to be paid to the Advisors, are fair and reasonable to the Funds in light of the services that the Advisors provide, the expenses that they incur and the reasonably foreseeable asset levels of the Funds.

Semi-Annual Report	77

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Subadviser

(for Highland Long/Short Healthcare Fund)

Highland Capital Healthcare Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Floating Rate Opportunities Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

78	Semi-Annual Report

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Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Funds I	Semi-Annual Report, December 31, 2014

www.highlandfunds.com	HLC-HFI-SA-12/14

Highland/iBoxx Senior Loan ETF

Semi-Annual Report

December 31, 2014

Highland/iBoxx Senior Loan ETF

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

December 31, 2014	Highland/iBoxx Senior Loan ETF

Objective

Highland/iBoxx Senior Loan ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Net Assets as of December 31, 2014

$312.0 million

Portfolio Data as of December 31, 2014

The information below provides a snapshot of Highland/iBoxx Senior Loan ETF at the end of the reporting period.

Quality Breakdown as of 12/31/14 (%)*
BBB	6.0
BB	46.1
B	37.3
CCC	4.5
Not Rated	6.1

Top 5 Sectors as of 12/31/14 (%)*
Media/Telecommunications	14.7
Healthcare	13.5
Information Technology	11.5
Service	8.4
Gaming/Leisure	8.3

Top 10 Holdings as of 12/31/14 (%)*
Dell International, LLC (Term B Loan)	2.1
Clear Channel Communications, Inc. (Tranche D Term Loan)	2.0
Asurion, LLC (Incremental Tranche B-1 Term Loan)	2.0
Avago Technologies Cayman Ltd. (Term Loan)	2.0
CHS/Community Health Systems, Inc. (2021 Term D Loan)	2.0
Hilton Worldwide Finance (Initial Term Loan)	1.9
DaVita HealthCare Partners, Inc. (Tranche B Term Loan)	1.7
Texas Competitive Electric Holdings Company, LLC (2017 Term Loan (Extending))	1.7
HJ Heinz Company (Term B-2 Loan)	1.7
Univision Communications, Inc. (Replacement First-Lien Term Loan)	1.7

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 7, Disclosure of Significant Risks and Contingencies, for more information.

*	Quality is calculated as a percentage of total senior loans. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change.

Semi-Annual Report	1

FINANCIAL STATEMENTS

December 31, 2014	Highland/iBoxx Senior Loan ETF

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the class’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) - 86.1%

AEROSPACE - 1.3%
4,036,284	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	3,977,172

AUTOMOTIVE - 3.1%
2,743,073	Allison Transmission, Inc. Term B-3 Loan, 3.750%, 08/23/19	2,718,577
2,996,875	Federal-Mogul Corporation Tranche C Term Loan (2014), 4.751%, 04/15/21	2,981,141
3,990,000	Gates Global, LLC Initial Dollar Term Loan, 4.251%, 07/03/21	3,895,238

		9,594,956

BROADCASTING - 4.5%
1,977,443	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20	1,943,668
966,093	Charter Communications Operating, LLC Term F Loan, 3.000%, 01/03/21	948,988
1,015,653	Clear Channel Communications, Inc. Tranche B Term Loan, 3.806%, 01/29/16	1,007,523
6,620,212	Clear Channel Communications, Inc. Tranche D Term Loan, 6.906%, 01/30/19	6,257,259
2,010,577	Numericable U.S., LLC Dollar Denominated Tranche B-1 Loan, 4.500%, 05/21/20	2,006,988
1,739,423	Numericable U.S., LLC Dollar Denominated Tranche B-2 Loan, 4.500%, 05/21/20	1,736,318

		13,900,744

CABLE/WIRELESS VIDEO - 1.3%
1,763,989	CSC Holdings, LLC Term B Loan, 2.656%, 04/17/20	1,730,287
2,328,548	WideOpenWest Finance, LLC Term B Loan, 4.751%, 04/01/19	2,318,372

		4,048,659

CHEMICALS - 3.4%
3,349,353	Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term B Loan, 3.750%, 02/01/20	3,271,380
3,108,386	Ineos US Finance, LLC Cash Dollar Term Loan, 3.750%, 05/04/18	3,022,207
4,401,954	Univar, Inc. Term B Loan, 5.000%, 06/30/17 (b)	4,271,106

		10,564,693

CONSUMER PRODUCTS - 0.4%
1,206,527	Serta Simmons Holdings, LLC Term Loan, 4.251%, 10/01/19	1,189,937

Principal Amount ($)		Value ($)

ENERGY - 1.1%
2,000,000	Energy Transfer Equity, L.P. Loan, 3.250%, 12/02/19	1,932,860
750,000	Fieldwood Energy LLC Closing Date Loan (Second Lien), 8.375%, 09/30/20	553,594
989,975	Peabody Energy Corporation Term Loan, 4.250%, 09/24/20	900,258

		3,386,712

FINANCIAL - 0.8%
2,728,138	Hub International Limited Initial Term Loan, 4.251%, 10/02/20	2,654,819

FOOD & DRUG - 2.2%
5,000,000	Albertson’s LLC Term B-4 Loan, 4.500%, 08/25/21	5,008,350
2,032,028	Supervalu, Inc. New Term Loan, 4.501%, 03/21/19	2,002,543

		7,010,893

FOOD/TOBACCO - 4.8%
729,323	Aramark Corporation U.S. Term E Loan, 3.250%, 09/07/19	719,981
2,729,375	Aramark Corporation U.S. Term F Loan, 3.250%, 02/24/21	2,692,706
4,429,734	HJ Heinz Company Term B-1 Loan, 3.250%, 06/07/19	4,394,672
5,383,272	HJ Heinz Company Term B-2 Loan, 3.500%, 06/05/20	5,360,204
1,213,987	Pinnacle Foods Finance, LLC New Term Loan G, 3.000%, 04/29/20	1,180,985
494,369	Pinnacle Foods Finance, LL Tranche H Term Loan, 3.000%, 04/29/20	480,312

		14,828,860

FOREST PRODUCTS/CONTAINERS - 1.8%
1,979,861	Berry Plastics Corporation Term D Loan, 3.500%, 02/08/20	1,921,871
1,593,663	Berry Plastics Corporation Term E Loan, 3.750%, 01/06/21 (b)	1,555,248
2,122,788	Reynolds Group Holdings, Inc. Incremental U.S. Term Loan, 4.000%, 12/01/18	2,090,363

		5,567,482

GAMING/LEISURE - 7.2%
708,958	Caesars Entertainment Operating Company, Inc. Term B-5 Loan, 5.948%, 03/01/17	622,039
4,234,554	Caesars Entertainment Operating Company, Inc. Term B-6 Loan, 6.948%, 03/01/17 (b)	3,721,601
2,476,241	Caesars Entertainment Resort Properties, LLC Term B Loan, 7.000%, 10/11/20	2,323,543

See accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

GAMING/LEISURE (continued)
5,846,020	Hilton Worldwide Finance Initial Term Loan, 3.500%, 10/25/20	5,788,759
2,483,125	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20 (b)	2,472,783
2,741,104	MGM Resorts International Term B Loan, 3.500%, 12/20/19	2,676,866
495,000	Mohegan Tribal Gaming Authority Term B Loan, 5.500%, 11/19/19	477,589
2,481,203	Scientific Games International, Inc. Initial Term Loan, 6.000%, 10/18/20	2,452,049
1,993,065	WMG Acquisitions Corporation Tranche B Refinancing Term Loan, 3.750%, 07/01/20	1,923,308

		22,458,537

HEALTHCARE - 9.8%
4,288,859	Biomet, Inc. Dollar Term B-2 Loan, 3.655%, 07/25/17 (b)	4,275,456
2,493,703	CHS/Community Health Systems, Inc. 2017 Term E Loan, 3.485%, 01/25/17	2,483,479
6,221,754	CHS/Community Health Systems, Inc. 2021 Term D Loan, 4.251%, 01/27/21	6,217,212
5,483,722	DaVita HealthCare Partners, Inc. Tranche B Term Loan, 3.500%, 06/24/21	5,440,099
3,220,556	HCA, Inc. Tranche B-4 Term Loan, 2.983%, 05/01/18	3,199,171
3,028,700	HCA, Inc. Tranche B-5 Term Loan, 2.904%, 03/31/17	3,011,048
2,725,729	IMS Health, Inc. Term B Dollar Loan, 3.500%, 03/17/21	2,670,642
3,064,342	MPH Acquisition Holdings, LLC Initial Term Loan, 4.000%, 03/31/21	2,988,500
297,297	Surgery Center Holdings, Inc. Initial Term Loan (First Lien), 5.251%, 11/03/20	290,236

		30,575,843

INFORMATION TECHNOLOGY - 9.5%
495,000	Applied Systems, Inc. Initial Term Loan (First Lien), 4.250%, 01/23/21	488,506
1,743,385	Avaya, Inc. Replacement Term B-6 Loan, 6.501%, 03/31/18	1,720,861
3,203,819	Avaya, Inc. Term B-3 Loan, 4.653%, 10/26/17 (b)	3,080,808
2,735,682	BMC Software Finance, Inc. Initial US Term Loan, 5.000%, 09/10/20	2,669,861
1,970,099	CDW, LLC Term Loan, 3.250%, 04/29/20	1,915,271

Principal Amount ($)		Value ($)

INFORMATION TECHNOLOGY (continued)
6,459,918	Dell International, LLC Term B Loan, 4.500%, 04/29/20	6,455,881
1,883,248	Dell International, LLC Term C Loan, 3.750%, 10/29/18	1,879,481
4,211,920	Freescale Seminconductor, Inc. Tranche B-4 Term Loan, 4.251%, 02/28/20	4,123,744
3,673,003	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20	3,571,261
2,721,727	Kronos, Inc. Incremental Term Loan, 1st Lien, 4.500%, 10/30/19	2,706,540
1,208,214	Rovi Solutions Corporation Term B Loan, 3.750%, 07/02/21	1,185,566

		29,797,780

MANUFACTURING - 1.7%
2,975,575	Gardner Denver, Inc. Initial Dollar Term Loan, 4.250%, 07/30/20	2,792,860
2,226,834	Rexnord, LLC/RBS Global, Inc. Term B Loan, 4.000%, 08/21/20	2,186,194
496,250	Southwire Company, LLC Initial Term Loan, 3.250%, 02/10/21	479,293

		5,458,347

MEDIA/TELECOMMUNICATIONS - 11.1%
737,361	Affinion Group, Inc. Tranche B Term Loan, 6.750%, 04/30/18	692,658
494,962	AMC Entertainment, Inc. Initial Term Loan, 3.500%, 04/30/20	488,156
3,675,959	Cequel Communications, LLC Term Loan, 3.500%, 02/14/19	3,626,444
3,474,962	Crown Castle Operating Company Extended Incremental Tranche B-2 Term Loan, 3.000%, 01/31/21	3,425,740
247,500	Crown Castle Operating Company Non-Extended Incremental Tranche B Term Loan, 3.000%, 01/31/19	245,489
393,000	Fairpoint Communications, Inc. Term Loan, 7.500%, 02/14/19	390,791
2,590,401	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19	2,385,319
1,744,367	Go Daddy Operating Company, LLC Initial Term Loan, 4.751%, 05/13/21	1,734,921
2,750,000	Level 3 Financing, Inc. Tranche B 2020 Term Loan, 4.000%, 01/15/20	2,732,813
713,516	MTL Publishing, LLC Term B-2 Loan, 3.750%, 06/29/18	702,796
541,416	Regal Cinemas Corporation Term Loan, 2.654%, 08/23/17	529,911

4	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

MEDIA/TELECOMMUNICATIONS (continued)
2,241,244	SBA Senior Finance II, LLC Incremental Tranche B-1 Term Loan, 3.250%, 03/24/21 (b)	2,201,551
1,309,323	TWCC Holding Corp. Term Loan, 3.500%, 02/13/17	1,281,028
1,729,116	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20	1,694,534
5,356,881	Univision Communications, Inc. Replacement First-Lien Term Loan, 4.000%, 03/01/20	5,249,743
4,250,000	Virgin Media Investment Holdings Limited B Facility, 3.500%, 06/07/20	4,180,874
3,071,004	Zayo Group, LLC Term Loan, 4.000%, 07/02/19	3,046,559

		34,609,327

METALS/MINERALS - 0.7%
1,469,177	Arch Coal, Inc. Term Loan, 6.250%, 05/16/18	1,221,253
1,442,052	Walter Energy, Inc. B Term Loan, 7.252%, 04/02/18	1,125,601

		2,346,854

RETAIL - 5.2%
1,243,014	Academy, Ltd. Initial Term Loan (2012), 4.501%, 08/03/18	1,226,892
1,486,212	American Builders & Contractors Supply Company, Inc. Term B Loan, 3.500%, 04/16/20	1,443,484
2,231,259	BJ’s Wholesale Club New 2013 (November) Replacement Loan (First Lien), 4.500%, 09/26/19	2,195,392
2,306,236	J. Crew Group, Inc. Initial Loan, 4.000%, 03/05/21	2,179,393
2,966,159	J.C. Penney Corporation, Inc. Loan, 6.000%, 05/22/18	2,917,959
4,731,194	Neiman Marcus Group, Inc. Other Term Loan, 4.250%, 10/25/20	4,637,066
803,385	PVH Corp. Tranche B Term Loan, 3.250%, 02/13/20	805,518
994,981	Sears Roebuck Acceptance Corp. (KMART Corporation) Term Loan, 5.500%, 06/30/18	959,908

		16,365,612

SERVICE - 8.1%
2,000,000	Acosta Holdco, Inc. Initial Term Loan, 5.000%, 09/26/21	2,003,210
2,705,967	ADS Waste Holdings, Inc. Initial Tranche B-2 Term Loan, 3.750%, 10/09/19	2,634,935
88,488	Advantage Sales & Marketing Inc. Delayed Draw Term Loan, 4.250%, 07/25/21	87,769

Principal Amount ($)		Value ($)

SERVICE (continued)
2,654,637	Advantage Sales & Marketing Inc. Initial Term Loan (First Lien), 4.251%, 07/25/21	2,633,068
6,294,711	Asurion, LLC Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	6,226,161
1,740,036	Brand Energy & Infrastructure Services, Inc. Initial Term Loan, 4.750%, 11/26/20	1,683,494
1,250,000	First Data Corporation 2017 Second New Dollar Term Loan, 3.667%, 03/24/17	1,234,531
1,050,000	First Data Corporation 2018 New Dollar Term Loan, 3.667%, 03/24/18	1,031,300
1,000,000	First Data Corporation 2018B Second New Term Loan, 3.667%, 09/24/18	980,500
1,984,848	Hertz Corporation Tranche B-2 Term Loan, 3.500%, 03/11/18	1,936,885
3,191,517	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 4.000%, 04/02/20	2,468,638
2,315,620	West Corporation Term B-10 Loan, 3.250%, 06/30/18	2,279,149

		25,199,640

TRANSPORTATION - 3.8%
1,733,659	American Airlines Class B Term Loan, 3.750%, 06/27/19	1,718,489
4,962,171	Chrysler Group, LLC Term Loan B, 3.500%, 05/24/17	4,945,349
2,481,250	Chrysler Group, LLC Tranche B Term Loan, 3.250%, 12/31/18	2,462,641
1,985,185	MPG Holdco I Inc. Initial Term Loan, 4.500%, 10/20/21 (b)	1,983,954
750,000	US Airways, Inc. Tranche B-1 Term Loan (Consenting), 3.500%, 05/23/19	736,339

		11,846,772

UTILITY - 4.3%
883,941	Calpine Corporation Term Loan (3/11), 4.000%, 04/01/18	877,312
3,219,258	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18	3,163,340
6,000,000	Texas Competitive Electric Holdings Company, LLC 2014 Term Loan (Non-Extending), 4.648%, 04/25/15	3,863,760
8,250,000	Texas Competitive Electric Holdings Company, LLC 2017 Term Loan (Extending), 4.648%, 10/10/17 (b)	5,362,500

		13,266,912

	Total US Senior Loans (Cost $275,460,222)	268,650,551

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

Foreign Domiciled Senior Loans (a) - 13.9%

CANADA - 2.1%
USD
627,143	Bombardier Recreational Products, Inc. Term B Loan, 4.000%, 01/30/19	615,255
1,001,351	Hudson’s Bay Company Initial Term Loan (First Lien), 4.750%, 11/04/20	1,002,813
747,148	Husky Injection Molding Systems, Ltd. New Term Loan, 4.250%, 06/30/18	734,383
4,093,177	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.500%, 08/05/20	4,062,478

		6,414,929

CAYMAN ISLANDS - 2.0%
USD
6,226,855	Avago Technologies Cayman Ltd. Term Loan, 3.750%, 05/06/21	6,217,795

IRELAND - 1.3%
USD
4,233,075	Grifols Worldwide Operations Limited U.S. Tranche B Term Loam, 3.157%, 02/27/21	4,181,918

LUXEMBOURG - 5.0%
USD
4,991,193	Delta 2 (Lux) S.a r.l Facility B3 (USD), 4.751%, 07/30/21	4,886,179
5,000,000	Intelsat Jackson Holdings S.A. Tranche B-2 Term Loan, 3.750%, 06/30/19	4,938,750
1,788,994	Mallinckrodt International Finance S.A. Initial Term B Loan, 3.500%, 03/19/21	1,759,028
3,239,361	Ortho-Clinical Diagnostics Holdings Luxembourg S.a.r.l Initial Term Loan, 4.751%, 06/30/21 (b)	3,194,010
909,091	Travelport Finance (Luxembourg) S.a.r.l Initial Term Loan, 6.000%, 09/02/21	909,091

		15,687,058

MARSHALL ISLANDS - 1.6%
USD
379,040	Drillships Financing Holding, Inc. (Ocean Rig) Tranche B-1 Term Loan, 6.001%, 03/31/21	299,207
1,246,875	Drillships Ocean Ventures Inc. Term Loan, 5.500%, 07/25/21	1,009,969
4,726,149	Seadrill Operating L.P. (Seadrill Partners Finco LLC) Initial Term Loan, 4.000%, 02/21/21	3,697,030

		5,006,206

Principal Amount ($)		Value ($)

NETHERLANDS - 1.9%
USD
2,743,125	Amaya Holdings B.V. Initial Term B Loan (First Lien), 5.001%, 08/01/21	2,725,295
1,576,664	Tronox Pigments BV New Term Loan, 4.000%, 03/19/20	1,554,662
1,250,000	UPC Financing Partnership Facility AH, 3.250%, 06/30/21	1,222,394
92,447	Ziggo B.V. US$ B1 Facility, 3.250%, 01/15/22	90,125
59,574	Ziggo B.V. US$ B2 Facility, 2.500%, 01/15/22	58,079
97,979	Ziggo B.V. US$ B3 Facility, 3.500%, 01/15/22	95,518

		5,746,073

	Total Foreign Domiciled Senior Loans (Cost $44,857,684)	43,253,979

Total Investments - 100.0%		311,904,530

(Cost $320,317,906) (c)
Other Assets & Liabilities, Net - 0.0%		54,940

Net Assets - 100.0%		311,959,470

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Cost for U.S. federal income tax purposes is $320,317,906.

LLC	Limited Liability Company
L.P.	Limited Partnership
Ltd.	Limited
USD	United States Dollars

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2014	Highland/iBoxx Senior Loan ETF

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Chemicals	0.5%
Energy	1.6%
Financial	0.6%
Gaming/Leisure	1.1%
Healthcare	3.7%
Information Technology	2.0%
Manufacturing	0.2%
Media/Telecommunications	3.6%
Retail	0.3%
Service	0.3%

13.9%

See accompanying Notes to Financial Statements.	7

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2014 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Assets:
Total Investments, at value (cost $320,317,906)	311,904,530
Cash	15,293,642
Receivable for:
Investments sold	3,702,079
Dividends and interest	1,071,750
Prepaid expenses	65,082

Total assets	332,037,083

Liabilities:
Payables for:
Investments purchased	19,881,406
Investment advisory fees (Note 4)	74,405
Administration fees (Note 4)	25,991
Audit fees	25,640
Trustees’ fees (Note 4)	4,724
Transfer agent fees	3,561
Accrued expenses and other liabilities	61,886

Total liabilities	20,077,613

Net Assets	311,959,470

Composition of Net Assets:
Paid-in capital	321,371,150
Undistributed net investment income	31,913
Accumulated net realized loss on investments	(1,030,217)
Net unrealized depreciation on investments	(8,413,376)

Net Assets	311,959,470

Shares outstanding (unlimited authorization — no par value)	16,200,000
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	19.26

8	See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2014 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Investment Income:
Interest income	5,744,067

Total investment income	5,744,067

Expenses:
Investment advisory fees (Note 4)	589,131
Administration fees (Note 4)	129,433
Trustees’ fees (Note 4)	12,257
Licensing fees	45,517
Audit fees	35,459
Pricing fees	27,686
Custodian fees	22,735
Legal fees	22,337
Printing fees	12,547
Registration fees	12,119
Transfer agent fees	7,077
Other	14,126

Total operating expenses	930,424

Fees and expenses waived by Investment Adviser (Note 4)	(210,412)

Net operating expenses	720,012

Net investment income	5,024,055

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(670,119)
Net change in unrealized depreciation on investments	(8,092,843)

Net realized and unrealized loss on investments	(8,762,962)

Net decrease in net assets resulting from operations	(3,738,907)

See accompanying Notes to Financial Statements.	9

STATEMENTS OF CHANGES IN NET ASSETS

Highland/iBoxx Senior Loan ETF

	Six Months Ended December 31, 2014 (unaudited) ($)	Year Ended June 30, 2014 ($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	5,024,055	6,268,384
Net realized loss on investments	(670,119)	(376,587)
Net change in unrealized appreciation/(depreciation) on investments	(8,092,843)	819,980

Net increase/(decrease) in net assets resulting from operations	(3,738,907)	6,711,777

Distributions Declared to Shareholders
From net investment income	(4,992,142)	(6,292,824)
From net realized gains	—	(341,043)
From return of capital	—	(72,785)

Total distributions declared to shareholders	(4,992,142)	(6,706,652)

Share Transactions
Subscriptions	146,724,801	123,635,611
Redemptions	(25,401,239)	(13,946,238)

Net increase from share transactions	121,323,562	109,689,373

Total increase in net assets	112,592,513	109,694,498

Net Assets:
Beginning of period	199,366,957	89,672,459

End of period	311,959,470	199,366,957

Undistributed net investment income	31,913	—

Changes in Shares
Subscriptions	7,500,000	6,200,000
Redemptions	(1,300,000)	(700,000)

Net increase	6,200,000	5,500,000

Amounts designated as “—” are $0.

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland/iBoxx Senior Loan ETF

Selected data for a share outstanding throughout the period is as follows:

	For Six Months Ended 12/31/14 (unaudited) ($)		Year Ended 06/30/14 ($)	Period Ended 06/30/13(a) ($)

Net Asset Value, Beginning of Year/Period	$19.94		$19.93	$20.00
Income from Investment Operations:
Net investment income(b)	0.38		0.93	0.73
Net realized and unrealized gain/(loss)	(0.68)		0.08	(0.13)

Total from investment operations	(0.30)		1.01	0.60
Less Distributions Declared to Shareholders:
From net investment income	(0.38)		(0.93)	(0.67)
From net realized gains	—		(0.06)	—
From return of capital	—		(0.01)	—

Total distributions declared to shareholders	(0.38)		(1.00)	(0.67)
Net Asset Value, End of Year/Period	$19.26		$19.94	$19.93
Total return(c)	(1.53	)%(d)	5.19%	3.04	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year/period (000s)	$311,959		$199,367	$89,672
Total expenses	0.71	%(e)	0.92%	1.62	%(e)
Waiver/reimbursement	(0.16	)%(e)	(0.37)%	(1.07	)%(e)
Net expenses(f)	0.55	%(e)	0.55%	0.55	%(e)
Net investment income	3.84	%(e)	4.68%	5.60	%(e)
Portfolio turnover rate	10	%(g)	35%	38	%(g)

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return is for the period indicated and is not annualized.
(e)	Annualized.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Not annualized.

Amounts designated as “—” are $0.

See accompanying Notes to Financial Statements.	11

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2014	Highland/iBoxx Senior Loan ETF

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with four separate portfolios. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately. On November 6, 2012, the Fund issued 1,500,000 shares. The beginning net assets of the Fund on such date were $30,000,000.

Investment Objective

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Fund Shares

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only to authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which comprises 100,000 shares. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values.

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland/iBoxx Senior Loan ETF

Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund. Repurchase agreements are valued at cost plus accrued interest.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of December 31, 2014 is as follows:

	Total Market Value at 12/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$268,650,551	$—	$268,360,315	$290,236
Foreign Domiciled Senior Loans*	43,253,979	—	43,253,979	—

Total	$311,904,530	$—	$311,614,294	$290,236

*	Please refer to the Investment Portfolio for industry/country breakout.

For the six months ended December 31, 2014, there were no transfers between Level 1 and Level 2. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are only presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

Security Transactions

Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash and Cash Equivalents

The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Creation Units

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the

Fund’s distributor. Most retail investors will not qualify as

Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

U.S. Federal Income Tax Status

The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior tax year), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland/iBoxx Senior Loan ETF

Distributions to Shareholders

The Fund intends to pay distributions from net investment income, if any, on a monthly basis. The Fund intends to pay net realized capital gains, if any, on an annual basis.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2014, permanent differences chiefly resulting from return of capital, were identified and reclassified among the components of the Fund’s net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Highland/iBoxx Senior Loan ETF	$72,780	$5	$(72,785)

The tax character of distributions paid during the prior two years ended June 30 was as follows:

	Ordinary Income*	Distributions paid from: Long-Term Capital Gains	Return of Capital
Highland/iBoxx Senior Loan ETF
2014	$6,633,867	$—	$72,785
2013	1,817,844	—	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of June 30, 2014, the Fund’s tax year end, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Highland/iBoxx Senior Loan ETF	$(331,213)	$(349,418)	$—	$—

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$(308,548)	$(22,665)	$(331,213)

Unrealized appreciation and depreciation at December 31, 2014, based on cost of investments for U.S. federal income tax purposes, was:

	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Highland/iBoxx Senior Loan ETF	$90,669	$(8,504,045)	$(8,413,376)	$320,317,906

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

The Investment Adviser receives from the Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 0.45%.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. The Administrator receives a monthly administration fee from the Fund, calculated and assessed monthly in arrears based on the aggregate net assets of the Fund at an annual rate of 0.10% on the first $250 million of net assets, 0.09% on the next $750 million of net assets, and 0.08% on all net assets exceeding $1 billion, subject to an annual minimum fee of $85,000. The Fund will be charged the greater of the asset based fee or the annual minimum fee.

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland/iBoxx Senior Loan ETF

Service and Distribution Fees

SEI Investments Distribution Co. (the “Distributor) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all cost of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 0.55% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2015, and may not be terminated prior to this date without the action or consent of the Board. The Trust, on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses (excluding Excluded Expenses) of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap or any other agreed upon expense limitation for that year, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than thirty-six (36) months from the date such amounts were paid, waived or reimbursed. The Adviser may not recoup any amounts previously paid, waived or reimbursed under the Expense Cap before payment of the Fund’s operating expenses for the year in which the Adviser intends to recoup such amounts. For the six months ended December 31, 2014, the Investment Adviser waived $210,412.

As of December 31, 2014, pursuant to the above, fees which were previously waived and reimbursed by the

Investment Adviser which may be subject to possible future reimbursement to the Investment Adviser were $371,764 expiring in 2016, $490,642 expiring in 2017, and $210,412 expiring in 2018.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this report. The Fund pays no compensation to its two interested Trustees or any of their officers, all of whom are employees of the Investment Adviser.

Note 5. Portfolio Information

For the six months ended December 31, 2014, the cost of purchases and the proceeds from sales of the Fund’s portfolio securities (excluding in-kind transactions, long-term U.S. government securities and short-term investments) amounted to the following:

	Purchases		Sales
	U.S. Government*	Other	U.S. Government*	Other
Highland/iBoxx Senior Loan ETF	$—	$161,076,602	$—	$25,338,332

*	The Fund did not have any purchases or sales of U.S. government securities for the six months ended December 31, 2014.

Note 6. Indemnification

The Fund has a variety of indemnification obligations under contracts with their service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 7. Disclosure of Significant Risks and Contingencies

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland/iBoxx Senior Loan ETF

Credit Risk

The Fund invests all or substantially all of its assets in senior loans of other securities that are rated below investment grade and unrated senior loans of comparable quality. Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.

Debt Securities and Leveraged Loans Risk

The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Such changes may be greater among debt securities with longer maturities. Leveraged loans are subject to the same risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also especially subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.

Focused Investment Risk

The Fund’s investments in senior loans arranged through private negotiations between a borrower and several financial institutions may expose the Fund to risks associated with the financial services industry. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of borrowers can negatively affect financial services companies.

Lender Liability Risk

A number of judicial decisions have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories founded upon the premise that an institutional lender has violated a duty of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund or the Investments Adviser could be subject to such liability.

Market Risk

The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Many factors can affect this value and you may lose money by investing in the Fund.

Non-Diversification Risk

Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Fund’s portfolios in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Regulatory Risk

To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by the Fund may be adversely affected.

Non-Payment Risk

Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Fund’s NAV and the market price of the Fund’s shares.

Ongoing Monitoring Risk

On behalf of the several lenders, the agent generally will be required to administer and manage the senior loans and, with respect to collateralized senior loans, to service or monitor the collateral. Financial difficulties of agents can pose a risk to the Fund. Unless, under the terms of the loan, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower.

Note 8. Credit Agreement

Effective November 2, 2012, the Fund entered into a $25,000,000 credit agreement (the “Credit Agreement”)

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2014	Highland/iBoxx Senior Loan ETF

with State Street Bank, with an expiration date of November 1, 2013. On May 24, 2013, the Credit Agreement expiration date was extended to May 23, 2014. On May 23, 2014, the Credit Agreement expiration date was extended to May 22, 2015. On October 27, 2014, the Credit Agreement was amended to raise the maximum borrowing amount to $150,000,000. Interest is charged at a rate equal to the higher of the federal funds rate or adjusted LIBOR plus 1.25% per annum based on any outstanding borrowings. In addition, a commitment fee of 0.15% per annum is charged. The Commitment fees are included in Other expenses in the Statement of Operations.

During the six months ended December 31, 2014, the Fund did not have any outstanding borrowings.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2014	Highland/iBoxx Senior Loan ETF

Additional Portfolio Information

Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the bid and the ask on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current Market Prices. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. Further information about the frequency of distributions of premiums and discounts for the Fund is available on the Fund’s website at www.highlandfunds.com.

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2014 through December 31, 2014, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second part

Semi-Annual Report	19

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2014	Highland/iBoxx Senior Loan ETF

of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Annualized Expense Ratios	Expenses Paid During Period*	Actual Returns for Period
Highland/iBoxx Senior Loan ETF
Actual Fund Return	$1,000.00	$984.70	0.55%	$2.75	(1.53)%
Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80	2.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the hypothetical six-month period, multiplied by 184/365 (to reflect the one-half year period.)

Approval of Highland/iBoxx Senior Loan ETF Advisory Agreement

The Fund has retained the Investment Adviser to manage the assets of the Fund pursuant to an investment advisory agreement between the Investment Adviser and the Fund (the “Advisory Agreement”). The Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees.

Following an initial two-year term, the Advisory Agreement continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on August 28, 2014, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Advisory Agreement, for a one-year period commencing September 21, 2014. The primary purpose of the meeting was to ensure that the Trustees had ample opportunity to evaluate matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

At a meeting held on September 11-12, 2014, the Board of Trustees, including the Independent Trustees, approved, for a one-year period commencing on September 21, 2014, the continuance of the Advisory Agreement. As part of its review process, the Board of Trustees requested, through its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees held on August 28, 2014 and September 11-12, 2014, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreement to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Fund’s fees and operating expenses compare to those of other registered investment companies and comparable funds that follow investment strategies similar to those of the Fund; (5) information on the investment performance of the Fund, including comparisons of the Fund’s performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Fund; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. In addition, the Trustees received an independent report from Keil Fiduciary Strategies (“KFS”), an independent source of investment company data, relating to the Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by KFS to be comparable. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusion as to the approval of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser.

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreement and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s

20	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2014	Highland/iBoxx Senior Loan ETF

compliance policies, procedures and personnel, including compensation arrangements. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature and the quality of such advisory services supported approval of the Advisory Agreement.

The Investment Adviser’s historical performance in managing the Fund.

The Board of Trustees reviewed the historical performance of the Investment Adviser and the Fund’s portfolio management team in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. With respect to the Fund, the Trustees discussed relative performance and compared the performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund as well as the relevant Morningstar category.

Among other data relating specifically to the Fund’s performance, the Board of Trustees considered that the Fund had outperformed both the Morningstar Category Average and the KFS Peer Group for the one-year period ended June 30, 2014. The Trustees also took into account management’s discussion of the Fund’s performance. The Trustees also noted that the performance record of the Fund was limited, due to the relatively short period since the Fund’s inception. The Trustees concluded that the Fund’s performance and other relevant factors supported the renewal of the Advisory Agreement.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Fund.

The Board of Trustees also gave substantial consideration to the fees payable under the Advisory Agreement, the expenses that the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser of managing the Fund, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; and (3) comparative information showing (a) the fees payable under the Advisory Agreement and the actual fees paid by the Fund to the Investment Adviser versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund and (b) the expense ratios of the Fund versus the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Fund, such as the reputational value of serving as Investment Adviser to the Fund and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions.

The Board of Trustees considered that the Fund’s actual management fees and total expenses were lower than the KFS Peer Group Average and median as well as the Morningstar Universe average. The Trustees further noted that the Investment Adviser had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 0.55% of the average daily net assets of the Fund through at least October 31, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. After such review, the Trustees determined that the anticipated profitability to the Investment Adviser of the Advisory Agreement was fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders.

The Board of Trustees considered the respective asset levels of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure is reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Adviser. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Fund on the other.

Conclusion — Following a further discussion of the factors above and the merits of the Advisory Agreement and its various provisions, it was noted that in considering the approval of the Advisory Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreement, including the advisory fees to be paid to the Investment Adviser is fair and reasonable to the Fund in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Fund.

Semi-Annual Report	21

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management

Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Custodian

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report has been prepared for shareholders of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-855-799-4757 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended December 31, are available (i) without charge, upon request, by calling 1-855-799-4757 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Fund’s Trustees and are available upon request without charge by calling 1-855-799-4757.

22	Semi-Annual Report

Highland/iBoxx Senior Loan ETF

Semi-Annual Report, December 31, 2014

www.highlandfunds.com

HFI-SA-001-0300

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)       Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)       Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item  9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date:    March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date: March 6, 2015
By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: March 6, 2015